UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

PACIFIC FUNDS

FORM N-Q

June 30, 2006

TABLE OF CONTENTS

PACIFIC FUNDS

Schedules of Investments and Notes	1

Federal Income Tax Information	44

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.97%

PF AllianceBernstein International Value Fund ‘A’	49,997	$731,955
PF Goldman Sachs Short Duration Bond Fund ‘A’	678,312	6,593,191
PF Lazard Mid-Cap Value Fund ‘A’ *	46,478	473,614
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	51,657	451,999
PF MFS International Large-Cap Fund ‘A’	50,314	760,740
PF Oppenheimer Main Street Core Fund ‘A’	137,855	1,426,795
PF PIMCO Managed Bond Fund ‘A’	592,737	5,832,530
PF PIMCO Inflation Managed Fund ‘A’	349,965	3,478,650
PF Pacific Life Money Market Fund ‘A’	2,129,888	2,129,888
PF Salomon Brothers Large-Cap Value Fund ‘A’	60,513	714,660
PF Van Kampen Comstock Fund ‘A’	74,997	955,462

Total Mutual Funds
(Cost $23,502,560)		23,549,484

TOTAL INVESTMENTS - 100.97%
(Cost $23,502,560)		23,549,484

OTHER ASSETS & LIABILITIES, NET - (0.97%)		(226,771)

NET ASSETS - 100.00%		$23,322,713

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 100.68%

PF AllianceBernstein International Value Fund ‘A’	309,691	$4,533,873
PF Goldman Sachs Short Duration Bond Fund ‘A’	1,105,957	10,749,899
PF Janus Growth LT Fund ‘A’ *	159,597	1,867,286
PF Lazard Mid-Cap Value Fund ‘A’ *	186,644	1,901,902
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	204,478	1,789,184
PF MFS International Large-Cap Fund ‘A’	265,309	4,011,475
PF Oppenheimer Main Street Core Fund ‘A’	426,606	4,415,368
PF PIMCO Managed Bond Fund ‘A’	1,213,952	11,945,289
PF PIMCO Inflation Managed Fund ‘A’	883,980	8,786,763
PF Pacific Life Money Market Fund ‘A’	4,453,646	4,453,646
PF Salomon Brothers Large-Cap Value Fund ‘A’	161,438	1,906,586
PF Van Kampen Comstock Fund ‘A’	399,067	5,084,112
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	182,046	1,880,539

Total Mutual Funds
(Cost $62,066,883)		63,325,922

TOTAL INVESTMENTS - 100.68%
(Cost $62,066,883)		63,325,922

OTHER ASSETS & LIABILITIES, NET - (0.68%)		(429,928)

NET ASSETS - 100.00%		$62,895,994

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS – 101.26%

PF AllianceBernstein International Value Fund ‘A’	1,236,703	$18,105,330
PF Goldman Sachs Short Duration Bond Fund ‘A’	2,125,885	20,663,598
PF Janus Growth LT Fund ‘A’ *	968,082	11,326,560
PF Lazard Mid-Cap Value Fund ‘A’ *	674,919	6,877,427
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	760,095	6,650,835
PF MFS International Large-Cap Fund ‘A’	1,060,745	16,038,469
PF NB Fasciano Small Equity Fund ‘A’ *	420,679	4,501,270
PF Oppenheimer Main Street Core Fund ‘A’	1,541,258	15,952,020
PF Oppenheimer Emerging Markets Fund ‘A’	839,699	8,783,249
PF PIMCO Managed Bond Fund ‘A’	3,258,512	32,063,755
PF PIMCO Inflation Managed Fund ‘A’	2,770,949	27,543,231
PF Pacific Life Money Market Fund ‘A’	4,609,331	4,609,331
PF Salomon Brothers Large-Cap Value Fund ‘A’	966,273	11,411,681
PF Van Kampen Comstock Fund ‘A’	1,796,664	22,889,501
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,313,137	13,564,706
PF Van Kampen Real Estate Fund ‘A’	560,160	7,175,651

Total Mutual Funds
(Cost $219,803,099)		228,156,614

TOTAL INVESTMENTS - 101.26%
(Cost $219,803,099)		228,156,614

OTHER ASSETS & LIABILITIES, NET - (1.26%)		(2,832,886)

NET ASSETS - 100.00%		$225,323,728

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 101.06%

PF AllianceBernstein International Value Fund ‘A’	1,596,200	$23,368,361
PF Goldman Sachs Short Duration Bond Fund ‘A’	986,702	9,590,745
PF Janus Growth LT Fund ‘A’ *	1,618,015	18,930,781
PF Lazard Mid-Cap Value Fund ‘A’ *	1,168,537	11,907,393
PF Loomis Sayles Large-Cap Growth Fund ‘A’ *	1,067,445	9,340,140
PF MFS International Large-Cap Fund ‘A’	1,408,073	21,290,057
PF NB Fasciano Small Equity Fund ‘A’ *	658,055	7,041,188
PF Oppenheimer Main Street Core Fund ‘A’	2,520,485	26,087,022
PF Oppenheimer Emerging Markets Fund ‘A’	1,090,407	11,405,659
PF PIMCO Managed Bond Fund ‘A’	1,699,686	16,724,910
PF PIMCO Inflation Managed Fund ‘A’	1,691,078	16,809,317
PF Salomon Brothers Large-Cap Value Fund ‘A’	1,002,072	11,834,469
PF Van Kampen Comstock Fund ‘A’	2,046,678	26,074,681
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	1,600,328	16,531,387
PF Van Kampen Real Estate Fund ‘A’	784,975	10,055,524

Total Mutual Funds
(Cost $226,070,863)		236,991,634

TOTAL INVESTMENTS - 101.06%
(Cost $226,070,863)		236,991,634

OTHER ASSETS & LIABILITIES, NET - (1.06%)		(2,489,482)

NET ASSETS - 100.00%		$234,502,152

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 101.70%

PF AllianceBernstein International Value Fund ‘A’	729,217	$10,675,735
PF Janus Growth LT Fund ‘A’ *	1,070,532	12,525,223
PF Lazard Mid-Cap Value Fund ‘A’ *	442,218	4,506,199
PF MFS International Large-Cap Fund ‘A’	832,994	12,594,872
PF NB Fasciano Small Equity Fund ‘A’ *	497,968	5,328,261
PF Oppenheimer Main Street Core Fund ‘A’	953,954	9,873,426
PF Oppenheimer Emerging Markets Fund ‘A’	501,316	5,243,760
PF PIMCO Managed Bond Fund ‘A’	184,652	1,816,973
PF Salomon Brothers Large-Cap Value Fund ‘A’	531,231	6,273,834
PF Van Kampen Comstock Fund ‘A’	775,222	9,876,325
PF Van Kampen Mid-Cap Growth Fund ‘A’ *	606,470	6,264,831
PF Van Kampen Real Estate Fund ‘A’	368,740	4,723,555

Total Mutual Funds
(Cost $83,247,698)		89,702,994

TOTAL INVESTMENTS - 101.70%
(Cost $83,247,698)		89,702,994

OTHER ASSETS & LIABILITIES, NET - (1.70%)		(1,498,360)

NET ASSETS - 100.00%		$88,204,634

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Formerly PF Lazard International Value Fund)
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 100.65%

Australia - 0.75%

Macquarie Airports	193,994	$442,563

Austria – 0.73%

OMV AG	7,246	431,425

Belgium – 1.38%

Fortis	15,100	514,130
KBC Groep NV	2,827	303,372

		817,502

Bermuda– 0.50%

Kerry Properties Ltd	43,243	147,274
Orient Overseas International Ltd	42,000	152,235

		299,509

Canada – 4.88%

Canadian Natural Resources Ltd (TSE)	7,400	409,145
Celestica Inc *	2,100	19,885
Gerdau Ameristeel Corp	45,200	452,688
Husky Energy Inc	7,500	470,707
ING Canada Inc	6,100	308,743
IPSCO Inc	4,300	411,664
Nexen Inc	7,900	445,140
Teck Cominco Ltd ‘B’	6,300	378,011

		2,895,983

Denmark – 0.82%

Carlsberg AS ‘B’	6,650	486,334

Finland – 1.15%

Nokia OYJ	10,900	222,509
Sampo OYJ ‘A’	24,200	461,819

		684,328

France – 12.90%

Arkema *	514	20,054
Assurance Generales de France	7,132	841,522
BNP Paribas	10,608	1,015,577
Compagnie Generale des Etablissements Michelin ‘B’	5,725	344,160
Credit Agricole SA	18,875	718,227
Renault SA	12,594	1,353,102
Sanofi-Aventis	11,601	1,132,160
Societe Generale	5,942	874,014
Total SA	20,556	1,352,732

		7,651,548

Germany - 10.45%

Allianz AG	3,410	538,740
Continental AG	9,349	955,671
DaimlerChrysler AG	5,000	247,049
Deutsche Lufthansa AG	33,900	624,381
E.ON AG	8,432	970,861
Epcos AG *	11,573	163,123
MAN AG	8,912	645,406
Muenchener Rueckversicherungs AG	6,461	882,672
RWE AG	9,113	758,222
TUI AG	20,980	415,666

		6,201,791

Greece - 0.51%

Public Power Corp SA	12,800	303,207

Hong Kong - 0.32%

Sino Land Co Ltd	120,500	192,395

Italy - 3.40%

Banco Popolare di Verona e Novara	14,900	399,262
Buzzi Unicem SPA	19,500	447,450
ENI SPA	34,089	1,004,144
Italcementi SPA	6,500	164,447

		2,015,303

Japan - 29.76%

Alps Electric Co Ltd	27,500	343,630
Canon Inc	19,800	970,622
Cosmo Oil Co Ltd	26,000	117,005
Dainippon Ink & Chemicals Inc	124,000	464,837
East Japan Railway Co	78	579,343
EDION Corp	20,400	404,649
Hitachi Ltd	33,000	218,001
Honda Motor Co Ltd	16,400	520,203
Isuzu Motors Ltd	125,000	405,234
Itochu Corp	58,000	509,350
Japan Tobacco Inc	232	845,369
JFE Holdings Inc	27,900	1,182,410
Kobe Steel Ltd	142,000	444,215
Leopalace21 Corp	18,200	628,189
Mitsubishi Corp	25,400	507,157
Mitsubishi UFJ Financial Group Inc	45	629,151
Mitsui & Co Ltd	37,000	522,475
Mitsui Chemicals Inc	42,000	274,152
Mitsui OSK Lines Ltd	94,000	639,042
Nippon Mining Holdings Inc	51,000	429,159
Nippon Telegraph & Telephone Corp	135	661,788
Nissan Motor Co Ltd	50,500	551,599
Oki Electric Industry Co Ltd	64,000	150,996
ORIX Corp	3,780	923,200
Rengo Co Ltd	19,000	143,612
Seiko Epson Corp	11,700	318,979
Sumitomo Heavy Industries Ltd	15,000	138,675
Sumitomo Metal Industries Ltd	102,000	420,692
Sumitomo Mitsui Financial Group Inc	107	1,131,335
The Tokyo Electric Power Co Inc	25,000	690,318
Tokyo Gas Co Ltd	106,000	499,249
Toyota Motor Corp	26,500	1,387,059

		17,651,695

Luxembourg - 0.56%

SES GLOBAL SA FDR	23,380	333,432

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Formerly PF Lazard International Value Fund)
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Netherlands - 6.48%

ABN AMRO Holding NV	25,874	$707,884
European Aeronautic Defence & Space Co NV	23,531	675,986
ING Groep NV CVA	41,121	1,616,270
Koninklijke Philips Electronics NV	14,816	462,958
Wolters Kluwer NV	16,048	379,119

		3,842,217

Singapore - 0.21%

Neptune Orient Lines Ltd	107,000	122,355

Spain - 1.50%

Repsol YPF SA	31,129	891,470

Switzerland - 1.84%

Credit Suisse Group	16,879	944,357
Novartis AG	2,727	147,665

		1,092,022

United Kingdom - 22.51%

AstraZeneca PLC	18,722	1,130,030
Aviva PLC	64,437	912,153
BAE Systems PLC	93,326	638,114
Barclays PLC	86,283	980,470
BP PLC	68,498	798,639
British American Tobacco PLC	45,750	1,152,274
Corus Group PLC	18,600	157,015
Friends Provident PLC	174,944	578,272
Greene King PLC	23,320	354,692
HBOS PLC	57,071	992,044
International Power PLC	62,069	326,546
J. Sainsbury PLC	110,071	680,858
Mitchells & Butlers PLC	31,636	301,577
Rio Tinto PLC	8,367	442,355
Royal & Sun Alliance Insurance Group PLC	144,928	360,464
The Royal Bank of Scotland Group PLC	38,633	1,270,216
Vodafone Group PLC	593,339	1,264,536
Wolverhampton & Dudley Breweries PLC	13,424	319,483
Xstrata PLC	18,290	693,354

		13,353,092

Total Common Stocks
(Cost $58,680,181)		59,708,171

TOTAL INVESTMENTS - 100.65%
(Cost $58,680,181)		59,708,171

OTHER ASSETS & LIABILITIES, NET - (0.65%)		(386,893)

NET ASSETS - 100.00%		$59,321,278

Notes to Schedule of Investments

(a) As of June 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	32.56%
Autos & Transportation	13.29%
Materials & Processing	10.28%
Utilities	9.79%
Integrated Oils	8.29%
Consumer Staples	5.05%
Consumer Discretionary	4.17%
Technology	4.05%
Health Care	4.05%
Producer Durables	3.54%
Multi-Industry	3.16%
Energy	2.42%

100.65%
Other Assets & Liabilities, Net	(0.65%)

100.00%

(b) The amount of $79,300 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation

Dow Jones EURO STOXX 50 (09/06)	16	$711,462	$ 29,583

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 8.91%

Autos & Transportation - 0.29%

GATX Financial Corp
5.125% due 04/15/10	$150,000	$145,316

Consumer Discretionary - 0.31%

Time Warner Inc
6.750% due 04/15/11	150,000	153,937

Financial Services - 6.06%

American General Finance Corp
4.875% due 05/15/10	250,000	241,794
ANZ Capital Trust Inc
4.484% due 01/29/49 ~	500,000	472,524
Countrywide Financial Corp
5.720% due 04/01/11 §	250,000	250,000
Greater Bay Bancorp
5.125% due 04/15/10	100,000	97,011
ING Capital Funding Trust III
8.439% due 12/29/49 §	250,000	273,810
Mizuho JGB Investment LLC
9.870% due 06/30/08 ~ §	300,000	321,367
Morgan Stanley
5.050% due 01/21/11	250,000	242,697
PNC Funding Corp
6.500% due 05/01/08	300,000	303,831
Popular North America Inc
5.200% due 12/12/07	200,000	197,784
Wachovia Capital Trust III
5.800% due 03/15/42 §	250,000	242,845
Waddell & Reed Financial
5.600% due 01/15/11	150,000	146,025
Washington Mutual Inc
8.250% due 04/01/10	200,000	214,626

		3,004,314

Producer Durables - 0.50%

John Deere Capital Corp
5.400% due 04/07/10	250,000	247,159

Utilities - 1.75%

Comcast Corp
5.850% due 01/15/10	250,000	249,956
Cox Communications Inc
4.625% due 01/15/10	150,000	143,192
Deutsche Telekom International Finance BV (Netherlands)
8.000% due 06/15/10	200,000	214,895
GTE Corp
7.510% due 04/01/09	250,000	259,962

		868,005

Total Corporate Bonds & Notes (Cost $4,458,189)		4,418,731

U.S. GOVERNMENT AGENCY ISSUES - 65.98%

Fannie Mae
2.350% due 07/28/06	1,000,000	997,849
2.375% due 03/30/07	1,000,000	977,342
3.250% due 07/12/06	1,000,000	999,441
3.550% due 01/12/07	1,500,000	1,484,706
4.500% due 08/04/08	1,000,000	981,618
6.625% due 09/15/09	1,000,000	1,034,589
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	964,987
3.800% due 09/07/07	2,000,000	1,961,754
Federal Home Loan Bank
2.300% due 08/30/06	400,000	398,071
2.320% due 07/24/06	2,000,000	1,996,348
2.720% due 10/26/06	1,000,000	991,550
3.375% due 02/15/07	1,000,000	987,012
3.375% due 02/15/08	1,000,000	967,553
3.625% due 02/16/07	1,270,000	1,255,338
3.800% due 12/29/06	700,000	694,187
3.923% due 09/07/07 §	1,000,000	996,250
4.000% due 12/03/07 §	1,000,000	973,577
4.125% due 09/06/07	500,000	492,282
4.125% due 10/26/07	2,000,000	1,966,018
4.750% due 08/17/07	2,000,000	1,983,904
4.875% due 02/15/07	1,000,000	995,966
Freddie Mac
2.050% due 07/14/06	2,000,000	1,997,922
2.550% due 04/19/07	400,000	390,831
4.200% due 12/28/07	1,000,000	982,025
4.480% due 09/19/08	1,000,000	976,249
4.500% due 04/18/07	800,000	792,943
5.000% due 09/17/07	3,500,000	3,479,914

Total U.S. Government Agency Issues (Cost $32,987,178)		32,720,226

U.S. TREASURY OBLIGATIONS - 14.03%

U.S. Treasury Inflation Protected Securities - 1.21%

1.875% due 07/15/15 ^	207,072	196,548
2.000% due 01/15/14 ^	217,982	210,472
2.000% due 01/15/16 ^	202,932	193,856

		600,876

U.S. Treasury Notes - 12.13%

4.375% due 12/31/07	1,200,000	1,186,079
4.375% due 01/31/08	2,000,000	1,975,704
4.375% due 11/15/08	1,900,000	1,868,087
4.500% due 02/15/09	1,000,000	984,493

		6,014,363

U.S. Treasury Strips - 0.69%

0.000% due 11/15/26	1,000,000	343,233

Total U.S. Treasury Obligations (Cost $7,009,250)		6,958,472

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 8.71%

Money Market Funds - 8.71%

BlackRock Liquidity Funds Institutional TempCash	2,080,363	$2,080,363
BlackRock Liquidity Funds Institutional TempFund	2,237,288	2,237,288

		4,317,651

Total Short-Term Investments (Cost $4,317,651)		4,317,651

TOTAL INVESTMENTS - 97.63% (Cost $48,772,268)		48,415,080

OTHER ASSETS & LIABILITIES, NET - 2.37%		1,173,976

NET ASSETS - 100.00%		$49,589,056

Note to Schedule of Investments

(a) The amount of $85,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of June 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Eurodollar (09/06)	18	$18,000,000	$(32,563)
Eurodollar (12/06)	15	15,000,000	(29,725)
Eurodollar (03/07)	10	10,000,000	(19,737)
Eurodollar (06/07)	13	13,000,000	(23,912)
Eurodollar (09/07)	13	13,000,000	(22,187)
U.S. Treasury 2-Year Notes (09/06)	41	8,200,000	(26,781)
U.S. Treasury 5-Year Notes (09/06)	6	600,000	1,469

Short Futures Outstanding

U.S. Treasury 10-Year Notes (09/06)	2	200,000	1,523
U.S. Treasury 20-Year Bonds (09/06)	15	1,500,000	12,281

			$(139,632)

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.90%

Autos & Transportation - 8.73%

Bayerische Motoren Werke AG (Germany)	8,721	$435,699
C.H. Robinson Worldwide Inc	12,410	661,453
Canadian National Railway Co (Canada)	22,874	1,000,738
FedEx Corp	4,995	583,716
Lear Corp	2,725	60,522
Nissan Motor Co Ltd (Japan)	17,600	192,240
Quality Distribution Inc *	10,000	132,800
Union Pacific Corp	7,080	658,157
United Parcel Service Inc ‘B’	5,725	471,339

		4,196,664

Consumer Discretionary - 15.25%

BMTC Group Inc ‘A’ (Canada)	14,476	236,015
eBay Inc *	12,220	357,924
Electronic Arts Inc *	13,500	581,040
Federated Department Stores Inc	7,070	258,762
Google Inc ‘A’ *	1,130	473,843
Harrah’s Entertainment Inc	4,910	349,494
IAC/InterActiveCorp *	14,900	394,701
Industria de Diseno Textil SA (Spain)	4,756	200,623
Kimberly-Clark Corp	4,145	255,746
Lamar Advertising Co ‘A’ *	6,195	333,663
Liberty Global Inc ‘A’ *	6,626	142,459
Liberty Global Inc ‘C’ *	7,036	144,730
Liberty Media Holding Corp - Capital ‘A’ *	2,601	217,886
Lowe’s Cos Inc	6,600	400,422
LVMH Moet Hennessy Louis Vuitton SA (France)	2,250	223,322
Marvel Entertainment Inc *	7,250	145,000
Nordstrom Inc	14,180	517,570
Staples Inc	23,367	568,285
Univision Communications Inc ‘A’ *	2,120	71,020
Yahoo! Inc *	44,130	1,456,290

		7,328,795

Consumer Staples - 5.12%

Dean Foods Co *	8,755	325,598
Sysco Corp	9,420	287,875
The Procter & Gamble Co	25,575	1,421,970
Whole Foods Market Inc	6,540	422,746

		2,458,189

Energy - 3.32%

Apache Corp	4,075	278,119
Halliburton Co	7,495	556,204
NRG Energy Inc *	12,605	607,309
Valero Energy Corp	2,275	151,333

		1,592,965

Financial Services - 12.19%

American Express Co	10,765	572,913
Automatic Data Processing Inc	5,140	233,099
Berkshire Hathaway Inc ‘B’ *	211	642,073
Chicago Mercantile Exchange Holdings Inc	430	211,195
Fannie Mae	12,260	589,706
JPMorgan Chase & Co	34,033	1,429,386
Legg Mason Inc	3,095	308,014
Marsh & McLennan Cos Inc	12,715	341,906
Merrill Lynch & Co Inc	6,270	436,141
Moody’s Corp	4,150	226,009
NewAlliance Bancshares Inc	22,035	315,321
Standard Chartered PLC (United Kingdom)	15,413	376,226
UBS AG (NYSE) (Switzerland)	1,585	173,875

		5,855,864

Health Care - 18.22%

Abbott Laboratories	12,220	532,914
Alcon Inc (Switzerland)	975	96,086
Amgen Inc *	5,765	376,051
Amylin Pharmaceuticals Inc *	6,920	341,641
Cardinal Health Inc	8,175	525,898
Caremark Rx Inc	11,405	568,767
Celgene Corp *	13,630	646,471
Coventry Health Care Inc *	16,915	929,310
Gilead Sciences Inc *	9,425	557,583
Intuitive Surgical Inc *	2,000	235,940
Manor Care Inc	8,720	409,142
Merck & Co Inc	22,840	832,061
Patterson Cos Inc *	9,720	339,520
Roche Holding AG (Switzerland)	10,902	1,802,212
Teva Pharmaceutical Industries Ltd ADR (Israel)	4,065	128,413
UnitedHealth Group Inc	9,665	432,799

		8,754,808

Integrated Oils - 4.43%

EnCana Corp (Canada)	4,965	261,358
Exxon Mobil Corp	19,665	1,206,448
Hess Corp	7,650	404,302
Suncor Energy Inc (Canada)	3,185	258,017

		2,130,125

Materials & Processing - 4.53%

Ball Corp	7,095	262,799
Cemex SA de CV ADR * (Mexico)	4,435	252,662
Masco Corp	6,345	188,066
Monsanto Co	4,300	362,017
Precision Castparts Corp	10,685	638,535
Syngenta AG * (Switzerland)	3,537	470,134

		2,174,213

Multi-Industry - 2.60%

General Electric Co	37,940	1,250,502

Producer Durables - 5.11%

Crown Castle International Corp *	7,205	248,861
Emerson Electric Co	2,735	229,220
Lockheed Martin Corp	5,845	419,320
NVR Inc *	295	144,919
The Boeing Co	17,275	1,414,995

		2,457,315

Technology - 12.88%

Adobe Systems Inc *	10,535	319,843
Advanced Micro Devices Inc *	31,015	757,386
Akamai Technologies Inc *	6,810	246,454
Apple Computer Inc *	7,870	449,534

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Cisco Systems Inc *	11,340	$221,470
Cypress Semiconductor Corp *	18,285	265,864
EMC Corp *	59,920	657,322
Marvell Technology Group Ltd * (Bermuda)	3,280	145,402
Nokia OYJ ADR (Finland)	18,195	368,631
Oracle Corp *	31,450	455,711
QUALCOMM Inc	4,340	173,904
Research In Motion Ltd * (Canada)	4,260	297,220
Samsung Electronics Co Ltd (S. Korea)	550	349,565
SanDisk Corp *	1,875	95,588
SAP AG (Germany)	1,969	415,544
Texas Instruments Inc	32,065	971,249

		6,190,687

Utilities - 3.52%

America Movil SA de CV ‘L’ ADR (Mexico)	9,560	317,966
Level 3 Communications Inc *	66,810	296,636
NeuStar Inc ‘A’ *	8,325	280,969
The AES Corp *	13,345	246,215
TXU Corp	9,220	551,264

		1,693,050

Total Common Stocks (Cost $42,015,590)		46,083,177

	Principal Amount

SHORT-TERM INVESTMENTS - 4.49%

U.S. Government Agency Issue - 4.37%

Federal Home Loan Bank
4.950% due 07/03/06	$2,100,000	2,099,422

	Shares

Money Market Funds - 0.12%

BlackRock Liquidity Funds Institutional TempCash	30,510	30,510
BlackRock Liquidity Funds Institutional TempFund	30,510	30,510

		61,020

Total Short-Term Investments (Cost $2,160,442)		2,160,442

TOTAL INVESTMENTS - 100.39% (Cost $44,176,032)		48,243,619

OTHER ASSETS & LIABILITIES, NET - (0.39%)		(189,659)

NET ASSETS - 100.00%		$48,053,960

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	CHF	335,000	01/07	$(4,654)
Sell	EUR	25,000	10/06	(816)
Sell	EUR	95,000	01/07	(1,903)
Buy	KRW	16,000,000	08/06	112
Sell	KRW	22,000,000	08/06	(678)
Sell	KRW	71,000,000	10/06	228

				$(7,711)

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.22%

Autos & Transportation - 5.10%

Laidlaw International Inc	15,800	$398,160
Overseas Shipholding Group Inc	5,200	307,580
Teekay Shipping Corp	5,300	221,752
YRC Worldwide Inc *	8,800	370,568

		1,298,060

Consumer Discretionary - 19.56%

ARAMARK Corp ‘B’	11,500	380,765
Belo Corp ‘A’	27,000	421,200
CDW Corp	6,900	377,085
Dollar Tree Stores Inc *	21,100	559,150
Foot Locker Inc	16,800	411,432
Liz Claiborne Inc	15,300	567,018
R.H. Donnelley Corp *	9,338	504,906
Republic Services Inc	8,293	334,539
Royal Caribbean Cruises Ltd (Liberia)	9,800	374,850
Service Corp International	64,900	528,286
The Stanley Works	11,100	524,142

		4,983,373

Consumer Staples - 6.19%

Coca-Cola Enterprises Inc	24,600	501,102
Pilgrim’s Pride Corp	14,300	368,940
The Kroger Co	20,100	439,386
The Pepsi Bottling Group Inc	8,300	266,845

		1,576,273

Energy - 7.47%

BJ Services Co	7,600	283,176
Massey Energy Co	11,800	424,800
Smith International Inc	6,600	293,502
Sunoco Inc	4,000	277,160
The Williams Cos Inc	26,700	623,712

		1,902,350

Financial Services - 21.96%

A.G. Edwards Inc	5,100	282,132
Ameriprise Financial Inc	10,300	460,101
CBL & Associates Properties Inc REIT	1,300	50,609
City National Corp	4,000	260,360
DST Systems Inc *	8,600	511,700
Health Care Property Investors Inc REIT	9,900	264,726
Hudson City Bancorp Inc	19,600	261,268
Lincoln National Corp	8,514	480,530
MasterCard Inc ‘A’ *	6,800	326,400
Mellon Financial Corp	15,700	540,551
PartnerRe Ltd (Bermuda)	8,400	538,020
Protective Life Corp	16,000	745,920
RenaissanceRe Holdings Ltd (Bermuda)	10,600	513,676
Willis Group Holdings Ltd (Bermuda)	11,100	356,310

		5,592,303

Health Care - 6.96%

Invitrogen Corp *	5,900	389,813
Laboratory Corp of America Holdings *	7,900	491,617
Sepracor Inc *	6,400	365,696
Triad Hospitals Inc *	13,300	526,414

		1,773,540

Materials & Processing - 7.56%

Ball Corp	10,600	392,624
Cabot Corp	11,600	400,432
Celanese Corp ‘A’	16,400	334,888
Louisiana-Pacific Corp	9,800	214,620
Sigma-Aldrich Corp	4,800	348,672
Temple-Inland Inc	5,500	235,785

		1,927,021

Multi-Industry - 1.73%

Fortune Brands Inc	6,200	440,262

Producer Durables - 5.20%

Dover Corp	9,700	479,471
Hubbell Inc ‘B’	6,900	328,785
Pitney Bowes Inc	12,500	516,250

		1,324,506

Technology - 13.19%

Arrow Electronics Inc *	8,100	260,820
Avaya Inc *	68,600	783,412
Compuware Corp *	41,900	280,730
Flextronics International Ltd * (Singapore)	38,500	408,870
Hyperion Solutions Corp *	10,600	292,560
Ingram Micro Inc ‘A’ *	20,700	375,291
Solectron Corp *	93,700	320,454
Sun Microsystems Inc *	58,300	241,945
Vishay Intertechnology Inc *	25,200	396,396

		3,360,478

Utilities - 4.30%

Alltel Corp	9,046	577,406
Citizens Communications Co	39,600	516,780

		1,094,186

Total Common Stocks (Cost $24,188,233)		25,272,352

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF LAZARD MID-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.28%

Money Market Fund - 4.28%

BlackRock Liquidity Funds Institutional TempFund	1,088,656	$1,088,656

Total Short-Term Investment (Cost $1,088,656)		1,088,656

TOTAL INVESTMENTS - 103.50% (Cost $25,276,889)		26,361,008

OTHER ASSETS & LIABILITIES, NET - (3.50%)		(890,997)

NET ASSETS - 100.00%		$25,470,011

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF LOOMIS SAYLES LARGE-CAP GROWTH FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 108.25%

Autos & Transportation - 0.95%

Expeditors International of Washington Inc	3,325	$186,233

Consumer Discretionary - 21.44%

Best Buy Co Inc	5,600	307,104
Google Inc ‘A’ *	1,950	817,693
Lowe’s Cos Inc	6,250	379,187
Monster Worldwide Inc *	5,850	249,561
Nordstrom Inc	8,800	321,200
Office Depot Inc *	5,550	210,900
Staples Inc	9,000	218,880
Starbucks Corp *	18,650	704,224
Starwood Hotels & Resorts Worldwide Inc	5,475	330,362
The McGraw-Hill Cos Inc	4,200	210,966
Wal-Mart Stores Inc	9,075	437,143

		4,187,220

Consumer Staples - 11.32%

CVS Corp	7,150	219,505
Hansen Natural Corp *	1,325	252,240
PepsiCo Inc	10,425	625,917
The Procter & Gamble Co	12,100	672,760
Whole Foods Market Inc	6,800	439,552

		2,209,974

Energy - 4.53%

Halliburton Co	7,325	543,588
National Oilwell Varco Inc *	5,400	341,928

		885,516

Financial Services - 20.53%

BlackRock Inc ‘A’	2,025	281,820
CB Richard Ellis Group Inc ‘A’ *	13,950	347,355
Chicago Mercantile Exchange Holdings Inc	1,175	577,101
JPMorgan Chase & Co	6,525	274,050
Lehman Brothers Holdings Inc	4,575	298,061
Prudential Financial Inc	6,750	524,475
State Street Corp	5,300	307,877
The Chubb Corp	5,700	284,430
The Goldman Sachs Group Inc	5,125	770,954
The Hartford Financial Services Group Inc	4,050	342,630

		4,008,753

Health Care - 12.27%

DaVita Inc *	6,500	323,050
Express Scripts Inc *	3,175	227,774
Genentech Inc *	6,175	505,115
Gilead Sciences Inc *	7,700	455,532
Quest Diagnostics Inc	3,975	238,182
WellPoint Inc *	4,450	323,827
Wyeth	7,250	321,973

		2,395,453

Materials & Processing - 4.29%

Archer-Daniels-Midland Co	8,000	330,240
Phelps Dodge Corp	1,825	149,942
Precision Castparts Corp	5,975	357,066

		837,248

Multi-Industry - 4.41%

General Electric Co	19,675	648,488
Johnson Controls Inc	2,575	211,717

		860,205

Producer Durables - 8.72%

Caterpillar Inc	7,500	558,600
Emerson Electric Co	6,375	534,289
United Technologies Corp	9,625	610,417

		1,703,306

Technology - 19.79%

Akamai Technologies Inc *	6,225	225,283
Apple Computer Inc *	7,025	401,268
Cisco Systems Inc *	23,125	451,631
Cognizant Technology Solutions Corp ‘A’ *	5,425	365,482
Corning Inc *	14,425	348,941
Hewlett-Packard Co	12,400	392,832
Motorola Inc	10,650	214,597
Network Appliance Inc *	13,000	458,900
QUALCOMM Inc	7,725	309,541
SanDisk Corp *	5,675	289,312
Texas Instruments Inc	13,400	405,886

		3,863,673

Total Common Stocks (Cost $20,825,872)		21,137,581

TOTAL INVESTMENTS - 108.25% (Cost $20,825,872)		21,137,581

OTHER ASSETS & LIABILITIES, NET - (8.25%)		(1,610,329)

NET ASSETS - 100.00%		$19,527,252

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.65%

Australia - 1.30%

QBE Insurance Group Ltd	47,981	$730,923

Austria - 0.87%

Erste Bank der Oesterreichischen Sparkassen AG	8,630	485,681

Bermuda - 1.80%

Esprit Holdings Ltd	74,500	608,179
Li & Fung Ltd	197,200	398,650

		1,006,829

Brazil - 0.48%

Cia Vale do Rio Doce ADR	11,280	271,171

Canada - 0.87%

Canadian National Railway Co	11,110	486,062

Cayman - 0.95%

Hutchison Telecommunications International Ltd *	332,000	534,360

France - 21.67%

AXA	52,430	1,720,775
Credit Agricole SA	32,353	1,231,088
L’Air Liquide SA - Registered +	3,468	675,623
L’Air Liquide SA	4,788	932,758
L’Oreal SA	3,200	302,265
Legrand SA	16,500	464,295
LVMH Moet Hennessy Louis Vuitton SA	11,830	1,174,179
Pernod-Ricard SA	5,020	995,229
Sanofi-Aventis	13,435	1,311,142
Schneider Electric SA	18,852	1,965,182
Total SA	20,720	1,363,524

		12,136,060

Germany - 3.52%

Bayer AG	19,960	917,543
E.ON AG	9,130	1,051,229

		1,968,772

Hong Kong - 0.74%

CNOOC Ltd	516,500	412,333

Indonesia - 0.53%

P.T. Bank Central Asia Tbk	675,000	298,769

Italy - 3.46%

Assicurazioni Generali SPA	23,250	846,936
FASTWEB SPA *	3,690	160,367
UniCredito Italiano SPA	118,880	930,567

		1,937,870

Japan - 16.25%

Asahi Glass Co Ltd	87,000	1,103,085
Bridgestone Corp	37,000	712,906
Canon Inc	22,050	1,080,920
FANUC Ltd	3,500	314,401
Kao Corp	23,000	601,931
Nintendo Co Ltd	4,800	805,313
Nitto Denko Corp	6,300	448,663
OMRON Corp	16,900	430,474
ORIX Corp	1,410	344,368
Ricoh Co Ltd	45,000	882,777
Shinsei Bank Ltd	115,000	728,548
Tokyo Gas Co Ltd	83,640	393,935
Toyota Motor Corp	23,900	1,250,970

		9,098,291

Mexico - 1.01%

Grupo Televisa SA ADR	29,260	565,011

Singapore - 1.32%

Singapore Telecommunications Ltd	461,290	740,232

South Korea - 3.21%

Samsung Electronics Co Ltd	2,830	1,798,672

Spain - 3.38%

Banco Bilbao Vizcaya Argentaria SA	61,300	1,260,765
Iberdrola SA	18,350	632,063

		1,892,828

Sweden - 2.07%

Svenska Handelsbanken AB ‘A’	13,600	350,547
Telefonaktiebolaget LM Ericsson ‘B’	244,380	808,177

		1,158,724

Switzerland - 13.37%

Actelion Ltd *	1,900	191,469
Julius Baer Holding AG	9,082	788,932
Nestle SA	6,532	2,051,685
Roche Holding AG	10,940	1,808,494
Swiss Reinsurance Co	13,965	976,082
UBS AG (LI)	15,243	1,670,739

		7,487,401

Thailand - 0.54%

Bangkok Bank PCL	108,970	303,012

United Kingdom - 21.86%

AstraZeneca PLC	14,420	870,368
BG Group PLC	30,820	411,773
Diageo PLC	61,550	1,035,185
GlaxoSmithKline PLC	50,670	1,415,803
Ladbrokes PLC	86,548	652,184
NEXT PLC	16,620	501,578
Reckitt Benckiser PLC	56,234	2,100,573
Royal Dutch Shell PLC ‘A’	26,200	881,780
Smith & Nephew PLC	67,790	522,117
Smiths Group PLC	28,770	474,029
Tesco PLC	204,847	1,265,213

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

William Hill PLC	109,240	$1,265,582
WPP Group PLC	69,750	844,192

		12,240,377

United States - 0.45%

Synthes Inc	2,080	250,951

Total Common Stocks (Cost $46,838,839)		55,804,329

	Principal Amount

SHORT-TERM INVESTMENTS - 3.11%

Commercial Paper - 3.11%

AIG Funding Inc
5.260% due 07/03/06	$1,743,000	1,742,491

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	630	630

Total Short-Term Investments
(Cost $1,743,121)		1,743,121

TOTAL INVESTMENTS - 102.76%
(Cost $48,581,960)		57,547,450

OTHER ASSETS & LIABILITIES, NET - (2.76%)		(1,546,664)

NET ASSETS - 100.00%		$56,000,786

Notes to Schedule of Investments

(a) As of June 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	22.63%
Consumer Discretionary	13.78%
Consumer Staples	13.30%
Health Care	13.01%
Technology	8.93%
Utilities	6.27%
Materials & Processing	6.13%
Integrated Oils	5.48%
Producer Durables	4.90%
Autos & Transportation	4.37%
Short-Term Investments	3.11%
Multi-Industry	0.85%

102.76%
Other Assets & Liabilities, Net	(2.76%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF NB FASCIANO SMALL EQUITY FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 90.34%

Autos & Transportation – 9.82%

Bristow Group Inc *	8,400	$302,400
Forward Air Corp	9,600	391,008
Heartland Express Inc	42,266	756,139
Hub Group Inc ‘A’ *	22,800	559,284
Modine Manufacturing Co	14,600	341,056
Winnebago Industries Inc	4,800	148,992

		2,498,879

Consumer Discretionary - 22.73%

Central Garden & Pet Co *	7,600	327,180
Courier Corp	8,300	332,166
Elizabeth Arden Inc *	9,500	169,860
Emmis Communications Corp ‘A’ *	15,500	242,420
G&K Services Inc ‘A’	10,800	370,440
Guitar Center Inc *	3,900	173,433
Houston Wire & Cable Co *	7,000	120,400
J. Crew Group Inc * #	500	13,725
Journal Communications Inc ‘A’	18,700	210,188
Journal Register Co	32,300	289,408
Korn/Ferry International *	15,000	293,850
LoJack Corp *	14,400	271,584
MWI Veterinary Supply Inc *	5,100	185,793
Navigant Consulting Inc *	17,500	396,375
RC2 Corp *	5,500	212,630
Ritchie Bros. Auctioneers Inc (Canada)	10,400	553,072
Rollins Inc	31,700	622,588
The Steak n Shake Co *	24,000	363,360
Universal Technical Institute Inc *	8,500	187,170
Watson Wyatt Worldwide Inc ‘A’	12,800	449,792

		5,785,434

Energy - 8.43%

Aventine Renewable Energy Holdings Inc * #	100	3,890
Berry Petroleum Co ‘A’	10,400	344,760
CARBO Ceramics Inc	9,300	456,909
Hydril Co *	3,800	298,376
TETRA Technologies Inc *	34,400	1,041,976

		2,145,911

Financial Services - 12.45%

American Equity Investment Life Holding Co	16,500	175,890
Amerisafe Inc *	13,000	161,720
Boston Private Financial Holdings Inc	7,900	220,410
FactSet Research Systems Inc	6,300	297,990
Financial Federal Corp	12,000	333,720
H&E Equipment Services Inc *	6,400	188,480
Hilb Rogal & Hobbs Co	7,700	286,979
ITLA Capital Corp	3,000	157,740
Online Resources Corp *	9,000	93,060
Texas Capital Bancshares Inc *	6,100	142,130
W.P. Stewart & Co Ltd (Bermuda)	13,300	202,426
Wilshire Bancorp Inc	14,900	268,498
Wintrust Financial Corp	12,600	640,710

		3,169,753

Health Care - 7.35%

Apria Healthcare Group Inc *	6,400	120,960
Computer Programs & Systems Inc	8,100	323,676
Healthspring Inc *	8,200	153,750
ICU Medical Inc *	7,700	325,248
KV Pharmaceutical Co ‘A’ *	17,500	326,550
Landauer Inc	2,900	138,910
LCA-Vision Inc	5,000	264,550
Young Innovations Inc	6,200	218,426

		1,872,070

Materials & Processing - 9.28%

AMCOL International Corp	12,200	321,470
Cabot Microelectronics Corp *	9,600	290,976
CLARCOR Inc	11,400	339,606
Drew Industries Inc *	7,600	246,240
Griffon Corp *	5,300	138,330
Interline Brands Inc *	12,000	280,560
RBC Bearings Inc *	7,300	165,710
Rockwood Holdings Inc *	13,800	317,538
Spartech Corp	11,600	262,160

		2,362,590

Producer Durables - 13.57%

ACCO Brands Corp *	12,100	264,990
Actuant Corp ‘A’	7,900	394,605
Argon ST Inc *	12,000	319,560
Bucyrus International Inc ‘A’	17,550	886,275
IDEX Corp	4,200	198,240
Plantronics Inc	14,100	313,161
Regal-Beloit Corp	14,400	635,760
The Middleby Corp *	5,100	441,456

		3,454,047

Technology - 6.71%

j2 Global Communications Inc *	19,400	605,668
Kanbay International Inc *	18,600	270,444
Methode Electronics Inc	22,300	234,373
ScanSource Inc *	20,400	598,128

		1,708,613

Total Common Stocks (Cost $21,747,149)		22,997,297

TOTAL INVESTMENTS - 90.34% (Cost $21,747,149)		22,997,297

OTHER ASSETS & LIABILITIES, NET - 9.66%		2,459,606

NET ASSETS - 100.00%		$25,456,903

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET ® CORE FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.65%

Autos & Transportation - 1.66%

AMR Corp *	500	$12,710
Arkansas Best Corp	100	5,021
Autoliv Inc	200	11,314
Burlington Northern Santa Fe Corp	1,200	95,100
Continental Airlines Inc ‘B’ *	600	17,880
CSX Corp	2,800	197,232
EGL Inc *	300	15,060
FedEx Corp	2,200	257,092
Laidlaw International Inc	400	10,080
Norfolk Southern Corp	200	10,644
OMI Corp	300	6,495
PACCAR Inc	100	8,238
Southwest Airlines Co	1,000	16,370
Tenneco Inc *	200	5,200
Thor Industries Inc	200	9,690
United Parcel Service Inc ‘B’	3,000	246,990
US Airways Group Inc *	300	15,162
Westinghouse Air Brake Technologies Corp	200	7,480

		947,758

Consumer Discretionary - 9.89%

Administaff Inc	200	7,162
Allied Waste Industries Inc *	700	7,952
American Greetings Corp ‘A’	400	8,404
AnnTaylor Stores Corp *	300	13,014
AutoNation Inc *	636	13,636
Barnes & Noble Inc	600	21,900
Best Buy Co Inc	2,300	126,132
Big Lots Inc *	200	3,416
Brightpoint Inc *	240	3,247
Brown Shoe Co Inc	200	6,816
CBRL Group Inc	200	6,784
Cendant Corp	5,100	83,079
Charming Shoppes Inc *	600	6,744
Choice Hotels International Inc	200	12,120
Circuit City Stores Inc	900	24,498
CKE Restaurants Inc	300	4,983
Clear Channel Communications Inc	8,800	272,360
Columbia Sportswear Co *	100	4,526
Convergys Corp *	500	9,750
Costco Wholesale Corp	4,200	239,946
Darden Restaurants Inc	400	15,760
Dillard’s Inc ‘A’	700	22,295
Dollar Tree Stores Inc *	900	23,850
Domino’s Pizza Inc	300	7,422
EarthLink Inc *	1,800	15,588
Ethan Allen Interiors Inc	100	3,655
Family Dollar Stores Inc	800	19,544
Furniture Brands International Inc	300	6,252
GameStop Corp ‘A’ *	400	16,800
Gannett Co Inc	2,200	123,046
Google Inc ‘A’ *	800	335,464
Group 1 Automotive Inc	100	5,634
Guess? Inc *	100	4,175
International Game Technology	4,100	155,554
J.C. Penney Co Inc	3,900	263,289
Jack in the Box Inc *	100	3,920
Kellwood Co	100	2,927
Leggett & Platt Inc	500	12,490
Limited Brands Inc	5,000	127,950
Live Nation Inc *	300	6,108
Liz Claiborne Inc	300	11,118
Lowe’s Cos Inc	4,900	297,283
Manpower Inc	500	32,300
McDonald’s Corp	3,900	131,040
MGM MIRAGE *	3,000	122,400
Michaels Stores Inc	600	24,744
Monster Worldwide Inc *	300	12,798
MPS Group Inc *	200	3,012
MSC Industrial Direct Co Inc ‘A’	200	9,514
News Corp ‘A’	8,900	170,702
Nordstrom Inc	5,900	215,350
Office Depot Inc *	5,900	224,200
Omnicom Group Inc	1,200	106,908
Payless ShoeSource Inc *	100	2,717
RadioShack Corp	200	2,800
Rent-A-Center Inc *	400	9,944
Republic Services Inc	500	20,170
Robert Half International Inc	600	25,200
Skechers U.S.A Inc ‘A’ *	200	4,822
Staples Inc	3,200	77,824
Starwood Hotels & Resorts Worldwide Inc	1,300	78,442
Tech Data Corp *	200	7,662
The Black & Decker Corp	200	16,892
The DIRECTV Group Inc *	4,300	70,950
The Dress Barn Inc *	200	5,070
The Gap Inc	9,600	167,040
The Gymboree Corp *	200	6,952
The Home Depot Inc	6,300	225,477
The McGraw-Hill Cos Inc	4,100	205,943
The Men’s Wearhouse Inc	500	15,150
The Pantry Inc *	100	5,754
The TJX Cos Inc	1,200	27,432
The Toro Co	300	14,010
The Walt Disney Co	17,100	513,000
Time Warner Inc	3,400	58,820
Too Inc *	300	11,517
United Online Inc	1,300	15,600
Vail Resorts Inc *	200	7,420
Viacom Inc ‘B’ *	400	14,336
Wal-Mart Stores Inc	5,800	279,386
Waste Management Inc	4,900	175,812
Wendy’s International Inc	300	17,487
WESCO International Inc *	100	6,676
Yum! Brands Inc	3,100	155,837

		5,655,703

Consumer Staples - 6.42%

Altria Group Inc	10,500	771,015
Campbell Soup Co	3,600	133,596
Colgate-Palmolive Co	5,300	317,470
ConAgra Foods Inc	8,000	176,880
Dean Foods Co *	400	14,876
Del Monte Foods Co	800	8,984
H.J. Heinz Co	1,100	45,342
Loews Corp - Carolina Group	400	20,548
Longs Drug Stores Corp	100	4,562
NBTY Inc *	200	4,782
PepsiCo Inc	8,200	492,328
Performance Food Group Co *	200	6,076
Reynolds American Inc	2,000	230,600
Safeway Inc	7,100	184,600
The Coca-Cola Co	10,100	434,502
The Kroger Co	9,400	205,484

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

The Pepsi Bottling Group Inc	1,400	$45,010
The Procter & Gamble Co	10,300	572,680

		3,669,335

Energy - 4.09%

Anadarko Petroleum Corp	6,300	300,447
Apache Corp	4,000	273,000
Cimarex Energy Co	500	21,500
Comstock Resources Inc *	300	8,958
Devon Energy Corp	5,600	338,296
EOG Resources Inc	3,900	270,426
Foundation Coal Holdings Inc	300	14,079
Frontier Oil Corp	600	19,440
Grey Wolf Inc *	400	3,080
Holly Corp	200	9,640
Kerr-McGee Corp	5,000	346,750
Pogo Producing Co	400	18,440
Remington Oil & Gas Corp *	200	8,794
St. Mary Land & Exploration Co	200	8,050
Sunoco Inc	3,000	207,870
Swift Energy Co *	300	12,879
Tesoro Corp	500	37,180
Unit Corp *	200	11,378
Valero Energy Corp	6,100	405,772
Veritas DGC Inc *	200	10,316
W&T Offshore Inc	300	11,667

		2,337,962

Financial Services - 25.01%

ACE Ltd (Cayman)	3,600	182,124
Aflac Inc	2,100	97,335
American Capital Strategies Ltd	600	20,088
American Express Co	2,500	133,050
American International Group Inc	10,700	631,835
AmeriCredit Corp *	1,300	36,296
Ameriprise Financial Inc	2,000	89,340
AmerUs Group Co	400	23,420
Aon Corp	4,000	139,280
Assurant Inc	500	24,200
Astoria Financial Corp	900	27,405
Bank of America Corp	25,954	1,248,387
BankUnited Financial Corp ‘A’	100	3,052
BB&T Corp	3,400	141,406
Capital One Financial Corp	900	76,905
CB Richard Ellis Group Inc ‘A’ *	600	14,940
CIGNA Corp	900	88,659
CIT Group Inc	3,400	177,786
Citigroup Inc	23,400	1,128,816
Comerica Inc	700	36,393
Digital Insight Corp *	200	6,858
Fair Isaac Corp	600	21,786
Fidelity National Title Group Inc ‘A’	35	689
First Data Corp	8,500	382,840
Fiserv Inc *	700	31,752
Genworth Financial Inc ‘A’	5,900	205,556
Global Payments Inc	400	19,420
Golden West Financial Corp	700	51,940
Hanover Insurance Group Inc	400	18,984
Hudson City Bancorp Inc	1,300	17,329
Huntington Bancshares Inc	800	18,864
International Securities Exchange Inc	100	3,807
Janus Capital Group Inc	1,100	19,690
Jefferies Group Inc	700	20,741
Jones Lang LaSalle Inc	200	17,510
JPMorgan Chase & Co	20,800	873,600
KeyCorp	2,600	92,768
Knight Capital Group Inc ‘A’ *	200	3,046
LandAmerica Financial Group Inc	200	12,920
Lehman Brothers Holdings Inc	5,500	358,325
Lincoln National Corp	3,400	191,896
Loews Corp	700	24,815
M&T Bank Corp	1,300	153,296
MBIA Inc	500	29,275
Mellon Financial Corp	6,100	210,023
Merrill Lynch & Co Inc	7,600	528,656
MetLife Inc	3,300	168,993
MGIC Investment Corp	300	19,500
MoneyGram International Inc	300	10,185
Moody’s Corp	400	21,784
Morgan Stanley	9,400	594,174
National City Corp	6,600	238,854
North Fork Bancorp Inc	300	9,051
Northern Trust Corp	200	11,060
Old Republic International Corp	600	12,822
Paychex Inc	3,100	120,838
Piper Jaffray Cos *	100	6,121
Principal Financial Group Inc	5,000	278,250
Prudential Financial Inc	4,300	334,110
Radian Group Inc	500	30,890
Raymond James Financial Inc	300	9,081
Regions Financial Corp	100	3,312
Ryder Systems Inc	300	17,529
Safeco Corp	200	11,270
StanCorp Financial Group Inc	300	15,273
State Street Corp	400	23,236
SunTrust Banks Inc	2,100	160,146
TCF Financial Corp	400	10,580
The Allstate Corp	7,400	405,002
The Bank of New York Co Inc	6,500	209,300
The Bear Stearns Cos Inc	2,000	280,160
The Charles Schwab Corp	3,700	59,126
The Chubb Corp	4,200	209,580
The Goldman Sachs Group Inc	3,700	556,591
The Hartford Financial Services Group Inc	3,300	279,180
The PMI Group Inc	400	17,832
The PNC Financial Services Group Inc	1,300	91,221
The Progressive Corp	1,500	38,565
The St. Paul Travelers Cos Inc	7,500	334,350
U.S. Bancorp	17,500	540,400
UnionBanCal Corp	200	12,918
W.R. Berkley Corp	400	13,652
Wachovia Corp	11,500	621,920
Washington Mutual Inc	7,500	341,850
Webster Financial Corp	200	9,488
Wells Fargo & Co	7,900	529,932

		14,295,229

Health Care - 11.03%

Abbott Laboratories	7,500	327,075
Aetna Inc	1,400	55,902
Alpharma Inc ‘A’	400	9,616
AmerisourceBergen Corp	1,600	67,072
Amgen Inc *	8,100	528,363
Andrx Corp *	300	6,957
Becton Dickinson & Co	3,500	213,955
Biomet Inc	500	15,645
Boston Scientific Corp *	5,711	96,173
Bristol-Myers Squibb Co	9,200	237,912
Cardinal Health Inc	5,100	328,083

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Caremark Rx Inc	5,600	$279,272
Endo Pharmaceuticals Holdings Inc *	300	9,894
Express Scripts Inc *	700	50,218
Genesis HealthCare Corp *	100	4,737
Gilead Sciences Inc *	1,600	94,656
HCA Inc	4,300	185,545
Humana Inc *	800	42,960
Johnson & Johnson	12,400	743,008
King Pharmaceuticals Inc *	1,700	28,900
Laboratory Corp of America Holdings *	400	24,892
Manor Care Inc	300	14,076
McKesson Corp	5,300	250,584
Medtronic Inc	1,400	65,688
Merck & Co Inc	18,500	673,955
Mylan Laboratories Inc	600	12,000
Pediatrix Medical Group Inc *	500	22,650
Pfizer Inc	30,300	711,141
Quest Diagnostics Inc	1,800	107,856
Sciele Pharma Inc *	200	4,638
Sierra Health Services Inc *	600	27,018
Sunrise Senior Living Inc *	300	8,295
UnitedHealth Group Inc	11,340	507,805
WellPoint Inc *	5,755	418,792
Wyeth	3,000	133,230

		6,308,563

Integrated Oils - 9.85%

Canadian Natural Resources Ltd (Canada)	1,200	66,348
Chevron Corp	15,300	949,518
ConocoPhillips	12,375	810,934
Exxon Mobil Corp	35,400	2,171,790
Hess Corp	4,800	253,680
KCS Energy Inc *	200	5,940
Marathon Oil Corp	4,300	358,190
Occidental Petroleum Corp	4,426	453,886
Paramount Resources Ltd ‘A’ * (Canada)	3,200	103,198
Schlumberger Ltd (Netherlands)	6,500	423,215
Talisman Energy Inc (Canada)	2,000	34,901

		5,631,600

Materials & Processing - 3.34%

Acuity Brands Inc	300	11,673
Air Products & Chemicals Inc	2,200	140,624
AK Steel Holding Corp *	1,600	22,128
Armor Holdings Inc *	300	16,449
Carpenter Technology Corp	300	34,650
Chaparral Steel Co *	100	7,202
Commercial Metals Co	600	15,420
Eagle Materials Inc	200	9,500
EMCOR Group Inc *	100	4,867
Freeport-McMoRan Copper & Gold Inc ‘B’	4,300	238,263
Granite Construction Inc	300	13,581
H.B. Fuller Co	100	4,357
Hercules Inc *	400	6,104
Kaydon Corp	100	3,731
Lennox International Inc	300	7,944
Louisiana-Pacific Corp	600	13,140
Masco Corp	7,900	234,156
MeadWestvaco Corp	300	8,379
NewMarket Corp	100	4,906
NS Group Inc *	200	11,016
Nucor Corp	5,000	271,250
OM Group Inc *	200	6,170
Packaging Corp of America	300	6,606
Pactiv Corp *	800	19,800
Phelps Dodge Corp	2,400	197,184
PPG Industries Inc	2,100	138,600
Quanex Corp	400	17,228
Quanta Services Inc *	700	12,131
Reliance Steel & Aluminum Co	400	33,180
Rohm & Haas Co	3,000	150,360
Schnitzer Steel Industries Inc ‘A’	200	7,096
Southern Copper Corp	1,400	124,782
Steel Dynamics Inc	300	19,722
Temple-Inland Inc	500	21,435
Tronox Inc ‘B’	362	4,768
United States Steel Corp	400	28,048
USG Corp *	500	36,465
Worthington Industries Inc	400	8,380

		1,911,295

Multi-Industry - 4.60%

3M Co	6,800	549,236
Eaton Corp	3,000	226,200
General Electric Co	43,000	1,417,280
Honeywell International Inc	1,100	44,330
Johnson Controls Inc	2,800	230,216
SPX Corp	600	33,570
Teleflex Inc	100	5,402
Trinity Industries Inc	450	18,180
Tyco International Ltd (Bermuda)	3,800	104,500

		2,628,914

Producer Durables - 5.78%

A.O. Smith Corp	100	4,636
AGCO Corp *	400	10,528
Agilent Technologies Inc *	6,000	189,360
Alliant Techsystems Inc *	300	22,905
Applied Industrial Technologies Inc	150	3,646
Applied Materials Inc	12,000	195,360
Caterpillar Inc	3,400	253,232
Cooper Industries Ltd ‘A’ (Bermuda)	200	18,584
Cummins Inc	100	12,225
Cymer Inc *	300	13,938
Danaher Corp	1,600	102,912
Emerson Electric Co	3,400	284,954
Flowserve Corp *	500	28,450
Hubbell Inc ‘B’	100	4,765
Illinois Tool Works Inc	6,600	313,500
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	4,100	175,398
InterDigital Communications Corp *	200	6,982
Lam Research Corp *	800	37,296
Lockheed Martin Corp	4,700	337,178
Mettler-Toledo International Inc *	100	6,057
Northrop Grumman Corp	4,900	313,894
Parker-Hannifin Corp	100	7,760
Polycom Inc *	800	17,536
The Boeing Co	7,200	589,752
The Manitowoc Co Inc	200	8,900
Thermo Electron Corp *	600	21,744
United Technologies Corp	2,200	139,524
Xerox Corp *	13,200	183,612

		3,304,628

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Technology - 14.67%

Advanced Micro Devices Inc *	8,900	$217,338
Analog Devices Inc	2,000	64,280
Apple Computer Inc *	3,100	177,072
Applera Corp-Applied Biosystems Group	1,200	38,820
Arrow Electronics Inc *	900	28,980
BEA Systems Inc *	2,700	35,343
BMC Software Inc *	1,100	26,290
Brocade Communications Systems Inc *	1,900	11,666
Cadence Design Systems Inc *	700	12,005
Ceridian Corp *	700	17,108
Cisco Systems Inc *	31,000	605,430
CommScope Inc *	400	12,568
Computer Sciences Corp *	2,800	135,632
CSG Systems International Inc *	100	2,474
Dell Inc *	19,800	483,318
Digital River Inc *	100	4,039
Freescale Semiconductor Inc ‘B’ *	7,800	229,320
General Dynamics Corp	4,700	307,662
Hewlett-Packard Co	22,000	696,960
Intel Corp	36,400	689,780
International Business Machines Corp	7,100	545,422
Intersil Corp ‘A’	1,000	23,250
Intuit Inc *	700	42,273
LSI Logic Corp *	2,400	21,480
Lucent Technologies Inc *	17,500	42,350
MEMC Electronic Materials Inc *	500	18,750
Micrel Inc *	300	3,003
Micron Technology Inc *	10,400	156,624
Microsoft Corp	56,200	1,309,460
MicroStrategy Inc ‘A’ *	100	9,752
Motorola Inc	21,600	435,240
National Semiconductor Corp	3,700	88,245
NCR Corp *	400	14,656
NVIDIA Corp *	3,300	70,257
OmniVision Technologies Inc *	600	12,672
ON Semiconductor Corp *	1,100	6,468
Oracle Corp *	31,400	454,986
Plexus Corp *	300	10,263
QUALCOMM Inc	4,700	188,329
Raytheon Co	6,800	303,076
Rockwell Automation Inc	2,700	194,427
Solectron Corp *	7,100	24,282
Synopsys Inc *	1,800	33,786
Tellabs Inc *	1,000	13,310
Texas Instruments Inc	16,200	490,698
The Reynolds & Reynolds Co ‘A’	200	6,134
TIBCO Software Inc *	1,700	11,985
Western Digital Corp *	2,600	51,506
Zoran Corp *	200	4,868

		8,383,637

Utilities - 3.31%

Alliant Energy Corp	300	10,290
American Electric Power Co Inc	6,700	229,475
AT&T Inc	5,691	158,722
Avista Corp	100	2,283
BellSouth Corp	6,400	231,680
CenterPoint Energy Inc	900	11,250
CenturyTel Inc	700	26,005
Citizens Communications Co	1,600	20,880
Comcast Corp ‘A’ *	1,800	58,932
Constellation Energy Group Inc	700	38,164
Duke Energy Corp	2,800	82,236
Edison International	1,900	74,100
Embarq Corp *	300	12,297
Leap Wireless International Inc *	100	4,745
Mirant Corp *	200	5,360
ONEOK Inc	600	20,424
PG&E Corp	5,200	204,256
Progress Energy Inc	700	30,009
Qwest Communication International Inc *	35,100	283,959
Sprint Nextel Corp	9,800	195,902
UGI Corp	200	4,924
Verizon Communications Inc	5,500	184,195

		1,890,088

Total Common Stocks (Cost $55,451,131)		56,964,712

TOTAL INVESTMENTS - 99.65% (Cost $55,451,131)		56,964,712

OTHER ASSETS & LIABILITIES, NET - 0.35%		197,885

NET ASSETS - 100.00%		$57,162,597

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

PREFERRED STOCKS – 6.35%

Brazil – 5.81%

America Latina Logistica SA	4,500	$305,208
Banco Bradesco SA	8,650	269,696
Cia de Bebidas das Americas ADR	3,600	148,500
Cia Vale do Rio Doce ADR *	12,200	251,076
Electropaulo Metropolitana Electricidade de Sao Paulo SA *	3,248,000	134,965
Lojas Americanas SA	5,253,000	187,962
Petroleo Brasileiro SA ‘A’ ADR	2,750	219,560
Sadia SA	122,000	318,814
Tele Norte Leste Participacoes SA	3,000	38,229

		1,874,010

South Korea – 0.54%

Hyundai Motor Co	1,480	71,914
LG Electronics Inc	1,590	55,807
S-Oil Corp	833	46,446

		174,167

Total Preferred Stocks (Cost $1,872,366)		2,048,177

COMMON STOCKS – 95.13%

Bermuda – 0.63%

Bunge Ltd	1,400	70,350
Midland Holdings Ltd	172,000	76,407
Varitronix International Ltd	96,000	57,479

		204,236

Brazil – 9.62%

America Latina Logistica SA GDR ~	400	27,150
Aracruz Celulose SA ADR	2,700	141,534
Banco Nossa Caixa SA	5,000	104,575
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,500	326,970
Cia de Bebidas das Americas ADR	700	25,620
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	1,900	316,045
Diagnosticos da America SA *	14,800	284,876
Empresa Brasileira de Aeronautica SA	28,500	260,538
Gafisa SA *	12,600	136,128
Natura Cosmeticos SA	12,200	124,766
Petroleo Brasileiro SA ADR	12,100	1,080,651
Rossi Residencial SA	2,000	18,930
Tele Norte Leste Participacoes SA	9,300	253,336

		3,101,119

Cayman Islands – 0.86%

GlobalSantaFe Corp	2,800	161,700
Hutchison Telecommunications International Ltd *	71,000	114,276

		275,976

Chile – 0.04%

Empresas Copec SA	1,400	12,846

China – 3.05%

China Oilfield Services Ltd ‘H’	9,000	4,578
China Petroleum & Chemical Corp ‘H’	738,000	422,866
China Shenhua Energy Co Ltd ‘H’	112,000	206,945
PetroChina Co Ltd ‘H’	160,000	170,995
Sinotrans Ltd ‘H’	152,000	47,951
Yanzhou Coal Mining Co Ltd ‘H’	178,000	131,787

		985,122

Egypt – 3.06%

Commercial International Bank GDR	1,100	10,890
Commercial International Bank GDR ~	6,400	65,601
Commercial International Bank GDR ‘S’	9,600	95,040
Eastern Tobacco Co	3,367	175,394
Medinet Nasr Housing & Development	6,015	57,161
Orascom Construction Industries	396	12,068
Orascom Telecom Holding SAE	8,346	346,123
Vodafone Egypt Telecommunications SAE	16,466	224,602

		986,879

Greece – 0.08%

Folli-Follie SA	1,100	25,719

Hong Kong – 0.27%

Hang Lung Group Ltd	6,000	12,979
Television Broadcasts Ltd	12,000	74,167

		87,146

Hungary – 0.92%

Danubius Hotel & Spa Rt *	600	15,997
Magyar Telekom Telecommunications PLC *	3,405	12,956
OTP Bank Rt	9,400	266,339

		295,292

India – 16.18%

Amtek Auto Ltd	36,300	233,262
Bajaj Auto Ltd	2,500	149,259
Bharat Electronics Ltd	3,100	72,113
Bharat Heavy Electricals Ltd	4,671	197,782
Bharat Petroleum Corp Ltd *	22,800	165,652
Bharti Tele-Ventures Ltd *	27,800	223,415
Cipla Ltd	6,750	31,668
Divi’s Laboratories Ltd	2,861	80,964
Dr. Reddy’s Laboratories Ltd	3,200	88,129
GAIL India Ltd	38,910	217,242
Gateway Distriparks Ltd GDR	12,000	53,653
HCL Technologies Ltd	18,645	204,370
Hindustan Petroleum Corp Ltd	23,900	122,225
Housing Development Finance Corp	15,800	391,156
ICICI Bank Ltd ADR	9,400	222,310
Infosys Technologies Ltd	6,100	407,941
Infosys Technologies Ltd ADR	3,000	229,230
ITC Ltd	50,700	200,862
Larsen & Toubro Ltd	7,800	379,835
Mahindra & Mahindra Ltd	15,851	214,078
Oil & Natural Gas Corp Ltd	3,180	76,534
Ranbaxy Laboratories Ltd	12,399	95,968

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Reliance Communication Ventures Ltd *	11,900	$64,372
Reliance Energy Ventures Ltd *	21,000	15,440
Reliance Industries Ltd	19,700	453,498
Reliance Natural Resources Ltd *	22,700	9,836
Rico Auto Industries Ltd *	34,100	52,735
Sun Pharmaceutical Industries Ltd	3,900	66,725
Tata Consultancy Services Ltd	8,673	327,545
Trent Ltd *	2,674	40,975
United Breweries Holdings Ltd	4,700	45,423
United Breweries Ltd	24,090	64,856
Zee Telefilms Ltd	3,200	16,719

		5,215,772

Indonesia – 5.45%

P.T. Aneka Tambang Tbk	541,100	270,170
P.T. Astra International Tbk	276,500	291,037
P.T. Bank Mandiri Persero Tbk	921,500	171,109
P.T. Gudang Garam Tbk	178,000	182,554
P.T. Indosat Tbk *	775,500	357,904
P.T. Telekomunikasi Indonesia Tbk	610,500	484,419

		1,757,193

Israel – 2.26%

Bank Hapoalim BM #	35,605	151,958
Bank Leumi Le-Israel BM #	43,600	155,132
Check Point Software Technologies Ltd *	8,900	156,462
Elbit Systems Ltd	519	13,773
Israel Discount Bank Ltd ‘A’ *	39,600	67,701
ORMAT Industries Ltd	1,900	18,078
Teva Pharmaceutical Industries Ltd ADR	5,200	164,268

		727,372

Lebanon – 0.28%

Solidere GDR * ~	4,100	90,323

Mexico – 7.53%

America Movil SA de CV ‘L’ ADR	28,200	937,932
Cemex SA de CV ADR	4,355	248,104
Consorcio ARA SA de CV	32,100	132,178
Corporacion GEO SA de CV ‘B’ *	52,700	174,625
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	39,800	62,817
Empresas ICA SA de CV *	70,517	198,967
Fomento Economico Mexicano SA de CV ADR	2,400	200,928
Grupo Financiero Banorte SA de CV ‘O’	16,500	38,263
Grupo Financiero Inbursa SA de CV ‘O’	90,800	136,105
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	138,200	121,856
SARE Holding SA de CV ‘B’ *	196,197	177,319

		2,429,094

Norway – 0.42%

Det Norske Oljeselskap ASA *	67,268	135,078

Panama – 0.56%

Banco Latinoamericano de Exportaciones SA ‘E’	11,500	179,745

Philippines – 1.04%

Jollibee Foods Corp	151,200	88,225
SM Prime Holdings Inc	1,692,395	248,472

		336,697

Portugal – 0.33%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA	6,300	107,574

Russia – 1.08%

LUKOIL ADR	2,900	244,325
Surgutneftegaz OJSC ADR	1,410	102,930

		347,255

Singapore – 0.14%

Keppel Corp Ltd	2,000	18,574
SembCorp Marine Ltd	15,000	28,430

		47,004

South Africa – 7.43%

Anglo Platinum Ltd	5,100	537,029
AngloGold Ashanti Ltd ADR	12,100	582,252
Aveng Ltd	8,133	24,331
Harmony Gold Mining Co Ltd ADR *	7,500	122,175
Impala Platinum Holdings Ltd	2,000	368,151
JD Group Ltd	6,600	61,103
Liberty Group Ltd	9,400	94,393
Massmart Holdings Ltd	14,800	97,015
Murray & Roberts Holdings Ltd	30,860	109,323
Standard Bank Group Ltd	10,100	108,466
Steinhoff International Holdings Ltd	73,000	217,371
Tiger Brands Ltd	3,752	75,083

		2,396,692

South Korea – 14.92%

Able C&C Co Ltd	1,900	16,081
AmorePacific Corp *	261	112,573
Daegu Bank	6,820	122,203
FINETEC Corp	5,922	73,030
GS Engineering & Construction Corp	1,330	86,073
GS Home Shopping Inc	507	38,209
Hana Financial Holdings	5,893	277,035
Humax Co Ltd	12,023	255,984
Hynix Semiconductor Inc *	5,792	187,725
Hyundai Development Co	2,270	98,097
Hyundai Engineering & Construction Co Ltd *	3,920	179,731
Hyundai Heavy Industries Co Ltd	850	95,415
Hyundai Motor Co	4,147	352,304
Jeonbuk Bank	10,325	87,064
Joongang Construction Co Ltd	1,240	18,821
Kia Motors Corp	17,650	302,306
Kookmin Bank ADR	2,600	215,956
Korea Investment Holdings Co Ltd	3,400	111,093
KT&G Corp	67	3,912
Kyeryong Construction Industrial Co Ltd	1,910	60,395
LG Corp	2,350	68,983
Mirae Asset Securities Co Ltd	2,161	120,492
Mobilians Co Ltd *	1,207	6,857
Mtekvision Co Ltd	1,734	34,726
NHN Corp *	232	80,696

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF OPPENHEIMER EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Pacific Corp	159	$26,144
Samsung Electronics Co Ltd	1,081	687,054
Shinhan Financial Group Co Ltd	2,760	129,455
SK Telecom Co Ltd ADR	3,700	86,654
S-Oil Corp	3,435	242,939
SsangYong Motor Co *	47,338	236,253
Telechips Inc	2,348	45,537
Woori Finance Holdings Co Ltd	15,860	298,394
Yedang Entertainment Co Ltd *	9,957	51,215

		4,809,406

Taiwan – 12.72%

Cathay Financial Holding Co Ltd	167,000	365,180
China Motor Corp	72,000	72,272
Continental Engineering Corp	89,000	51,403
Far Eastern Textile Ltd	56,000	45,748
Far EasTone Telecommunications Co Ltd	137,000	153,174
Fubon Financial Holding Co Ltd	365,000	315,651
Fubon Financial Holding Co Ltd GDR	5,700	49,294
High Tech Computer Corp	8,000	219,906
Hon Hai Precision Industry Co Ltd	57,000	352,096
Inventec Appliances Corp	68,000	258,328
Inventec Co Ltd	265,000	170,651
Lite-On Technology Corp	154,000	228,069
Merry Electronics Co Ltd	48,000	146,176
MiTAC International Corp	113,000	108,018
Motech Industries Inc	5,000	117,674
Powerchip Semiconductor Corp *	233,000	152,923
President Chain Store Corp	52,000	114,030
Quanta Computer Inc	161,000	257,580
Shin Kong Financial Holding Co Ltd	42,000	46,180
Sunplus Technology Co Ltd	192,000	212,592
Synnex Technology International Corp	108,000	117,415
Taiwan Fertilizer Co Ltd	10,000	16,616
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,300	67,014
Uni-President Enterprises Corp	61,000	53,129
United Microelectronics Corp	683,000	409,241

		4,100,360

Thailand – 1.11%

Advanced Info Service PCL	35,300	83,342
Kiatnakin Finance PCL	81,500	63,605
TISCO Bank PCL	97,200	57,117
TMB Bank PCL *	1,741,000	152,543

		356,607

Turkey – 4.26%

Aksigorta AS	49,000	135,621
Anadolu Anonim Turk Sigorta Sirketi	5,900	7,531
Ford Otomotiv Sanayi AS	11,141	74,625
Haci Omer Sabanci Holding AS	89,500	242,060
Haci Omer Sabanci Holding AS ADR	71,700	48,297
Koc Holding AS *	79,228	236,307
Petkim Petrokimya Holding AS *	13,207	42,563
Tupras Turkiye Petrol Rafinerileri AS	12,900	216,019
Turkcell Iletisim Hizmetleri AS	5,107	23,397
Turkiye Is Bankasi ‘C’	21,500	105,972
Turkiye Vakiflar Bankasi TAO ‘D’	61,300	240,164

		1,372,556

United Kingdom – 0.43%

Highland Gold Mining Ltd *	32,751	139,145
HSBC Holdings PLC l	1	15

		139,160

United States – 0.46%

CTC Media Inc *	5,200	94,952
Hydril Co LP *	700	54,964

		149,916

Total Common Stocks (Cost $29,831,194)		30,672,139

SHORT-TERM INVESTMENTS – 7.54%

Money Market Funds – 7.54%

BlackRock Liquidity Funds Institutional TempCash	911,478	911,478
BlackRock Liquidity Funds Institutional TempFund	1,519,759	1,519,759

		2,431,237

Total Short-Term Investments (Cost $2,431,237)		2,431,237

TOTAL INVESTMENTS – 109.02% (Cost $34,134,797)		35,151,553

OTHER ASSETS & LIABILITIES, NET – (9.02%)		(2,907,843)

NET ASSETS – 100.00%		$32,243,710

Note to Schedule of Investments

(a) As of June 30, 2006, the Fund was diversified as a percentage of net assets as follows:

Financial Services	20.14%
Technology	16.33%
Utilities	11.68%
Integrated Oils	10.58%
Materials & Processing	9.11%
Autos & Transportation	7.79%
Short-Term Investments	7.54%
Consumer Discretionary	6.28%
Producer Durables	6.21%
Multi-Industry	5.35%
Consumer Staples	4.63%
Health Care	2.52%
Energy	0.86%

109.02%
Other Assets & Liabilities, Net	(9.02%)

100.00%

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 2.90%

Autos & Transportation - 0.13%

DaimlerChrysler NA Holding Corp
5.486% due 03/07/07 §	$100,000	$100,037

Consumer Staples - 0.13%

Reynolds American Inc
7.625% due 06/01/16 ~	100,000	98,250

Energy - 0.38%

Colorado Interstate Gas Co
6.800% due 11/15/15	200,000	193,769
The Williams Cos Inc
6.375% due 10/01/10 ~	100,000	98,000

		291,769

Financial Services - 0.82%

Bank of America Corp
4.875% due 01/15/13	100,000	95,291
CIT Group Inc
7.750% due 04/02/12	100,000	108,529
Citigroup Inc
5.625% due 08/27/12	50,000	49,464
Ford Motor Credit Co
7.250% due 10/25/11	200,000	177,603
7.875% due 06/15/10	100,000	92,325
Morgan Stanley
5.300% due 03/01/13	100,000	96,859

		620,071

Integrated Oils - 0.52%

Enterprise Products Operating LP
4.625% due 10/15/09	100,000	95,876
Occidental Petroleum Corp
8.450% due 02/15/29	100,000	126,793
Pemex Project Funding Master Trust
7.375% due 12/15/14	50,000	51,725
9.250% due 03/30/18	100,000	116,250

		390,644

Utilities - 0.92%

Entergy Gulf States Inc
3.600% due 06/01/08	100,000	95,577
PSEG Energy Holdings LLC
8.625% due 02/15/08	400,000	412,000
Qwest Communications International Inc
7.500% due 02/15/14	100,000	98,000
SBC Communications Inc
4.125% due 09/15/09	100,000	95,075

		700,652

Total Corporate Bonds & Notes
(Cost $2,226,533)		2,201,423

MORTGAGE-BACKED SECURITIES - 66.02%

Collateralized Mortgage Obligations - 14.13%

Adjustable Rate Mortgage Trust
4.608% due 05/25/35 “ §	201,350	196,633
Banc of America Funding Corp
4.115% due 05/25/35 “ §	338,032	327,367
Banc of America Mortgage Securities
3.994% due 07/25/33 “ §	220,474	204,755
5.000% due 05/25/34 “	135,862	132,477
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/35 “ §	258,528	253,762
Bear Stearns Alt-A Trust
5.407% due 05/25/35 “ §	141,420	139,947
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 “ §	285,398	279,890
Countrywide Home Loan Mortgage Pass-Through Trust
5.643% due 03/25/35 “ §	123,909	124,485
5.660% due 06/25/35 ~ “ §	394,094	393,942
CS First Boston Mortgage Securities Corp
5.020% due 03/25/32 ~ “ §	41,803	42,127
5.653% due 03/25/32 ~ “ §	37,766	37,740
6.000% due 11/25/35 “	339,131	338,965
Fannie Mae
4.000% due 08/25/09 “	91,121	90,710
6.375% due 11/25/23 “ §	806,931	831,238
Fannie Mae Grantor Trust
5.250% due 11/28/35 “ §	44,415	44,439
Freddie Mac
2.750% due 02/15/12 “	81,132	80,792
3.500% due 03/15/10 “	51,929	51,835
4.000% due 06/15/22 - 10/15/23 “ ±	2,291,577	2,241,560
5.000% due 09/15/16 - 05/15/19 “ ±	360,691	359,549
6.250% due 04/15/23 “	71,438	71,579
Freddie Mac Structured Pass-Through Securities
5.211% due 10/25/44 “ §	193,507	194,843
5.411% due 07/25/44 “ §	1,071,621	1,068,500
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	131,106	129,051
Harborview Mortgage Loan Trust
5.472% due 05/19/35 “ §	136,426	136,730
Lehman XS Trust
5.403% due 07/25/46 “ §	400,000	400,627
Mellon Residential Funding Corp
5.439% due 06/15/30 “ §	35,158	35,284
MLCC Mortgage Investors Inc
5.579% due 03/15/25 “ §	68,680	69,032
Residential Asset Securitization Trust
5.723% due 05/25/33 “ §	83,051	83,408
Small Business Administration
4.754% due 08/10/14 “	176,178	165,586
Structured Asset Mortgage Investments Inc
5.543% due 05/25/36 “ §	399,659	400,259
Structured Asset Securities Corp
5.000% due 12/25/34 “	308,653	304,190
Washington Mutual Inc
5.009% due 02/27/34 “ §	21,287	21,017
5.121% due 10/25/32 “ §	27,433	27,231
5.410% due 08/25/42 “ §	32,080	32,069
5.593% due 12/25/27 “ §	189,622	189,646
5.633% due 01/25/45 “ §	117,912	118,547
5.643% due 01/25/45 “ §	119,301	119,546

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/34 “ §	$405,694	$393,560
4.319% due 07/25/35 “ §	400,000	387,096
5.543% due 07/25/36 # “ §	200,000	197,984

		10,717,998

Fannie Mae – 49.26%

3.851% due 10/01/33 “ §	1,302,756	1,270,466
4.192% due 11/01/34 “ §	662,589	650,437
4.868% due 12/01/35 “ §	355,895	350,544
5.000% due 07/15/18 # “	4,000,000	3,852,500
5.000% due 08/01/20 – 11/01/35 “ ±	2,564,549	2,455,665
5.211% due 10/01/44 “ §	270,144	269,353
5.500% due 12/01/14 – 03/01/36 “ ±	19,226,387	18,496,876
5.500% due 07/15/36 # “	8,900,000	8,549,562
5.736% due 12/01/36 “ §	51,202	50,951
6.000% due 09/01/22 – 01/01/23 “ ±	259,737	258,902
6.000% due 07/13/36 # “	1,000,000	984,375
6.500% due 03/01/17 “	166,131	168,592

		37,358,223

Freddie Mac – 2.63%

4.717% due 06/01/35 “ §	1,214,641	1,221,259
5.500% due 08/01/07 – 03/01/23 “ ±	131,355	128,879
5.707% due 04/01/32 “ §	212,016	215,722
5.917% due 11/01/31 “ §	35,602	35,319
6.000% due 12/01/22 – 03/01/23 “ ±	390,332	388,903

		1,990,082

Total Mortgage-Backed Securities
(Cost $51,128,561)		50,066,303

ASSET-BACKED SECURITIES - 0.36%

AAA Trust
5.423% due 11/26/35 ~ “ §	32,976	33,024
Carrington Mortgage Loan Trust
5.403% due 06/25/35 “ §	54,564	54,598
Countrywide Asset-Backed Certificates
5.403% due 12/25/35 “ §	70,677	70,715
DaimlerChrysler Auto Trust
3.750% due 12/08/07 “	27,587	27,564
Morgan Stanley Dean Witter Capital I Inc Trust
5.653% due 07/25/32 “ §	974	986
New Century Home Equity Loan Trust
5.413% due 07/25/35 “ §	86,547	86,595

Total Asset-Backed Securities
(Cost $273,324)		273,482

U.S. GOVERNMENT AGENCY ISSUES - 1.19%

Fannie Mae
5.312% due 09/22/06 §	900,000	899,915

Total U.S. Government Agency Issues
(Cost $899,864)		899,915

U.S. TREASURY OBLIGATIONS - 6.53%

U.S. Treasury Bonds - 5.26%

6.000% due 02/15/26	1,200,000	1,300,219
6.125% due 11/15/27	300,000	331,570
6.250% due 08/15/23	500,000	551,602
6.625% due 02/15/27	1,000,000	1,164,688
7.250% due 08/15/22	100,000	120,680
8.875% due 08/15/17	400,000	522,094

		3,990,853

U.S. Treasury Inflation Protected Securities - 0.14%

1.875% due 07/15/13 ^	109,649	105,370

U.S. Treasury Notes - 1.13%

3.875% due 09/15/10	900,000	859,079

Total U.S. Treasury Obligations
(Cost $5,129,111)		4,955,302

FOREIGN GOVERNMENT BONDS, NOTES, & RIGHTS - 0.42%

Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~	100,000	95,763
Republic of Brazil (Brazil)
8.000% due 01/15/18	94,000	99,405
Republic of Panama (Panama)
9.625% due 02/08/11	48,000	53,520
Republic of South Africa (South Africa)
9.125% due 05/19/09	25,000	26,875
Russian Federation Government Bond (Russia)
8.250% due 03/31/10	35,556	37,017

	Notional Amount

United Mexican States Value Recovery
Rights (Mexico)
0.000% due 06/30/07 §	250,000	6,625

Total Foreign Government Bonds, Notes, & Rights
(Cost $314,548)		319,205

	Principal Amount

MUNICIPAL BONDS - 1.30%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	200,000	203,958
City of Chicago IL ‘1110’
6.060% due 01/01/34 ~ §	100,000	102,094
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	50,000	54,521
6.750% due 06/01/39	100,000	111,960
New York City Municipal Water Finance Authority ‘1083’
5.780% due 06/15/34 ~ §	50,000	51,402

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

		Principal Amount	Value

New York City Municipal Water Finance Authority ‘1307’
5.830% due 06/15/38 ~ §		$50,000	$51,437
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35		100,000	97,693
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37		200,000	210,624
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37		100,000	102,993

Total Municipal Bonds
(Cost $947,064)			986,682

		Notional Amount

PURCHASED CALL OPTIONS - 0.08%

2-Year Interest Rate Swap OTC
Strike @ $4.73 Exp 02/01/07
(Pay 3-Month LIBOR, Receive 4.730%)
Broker: Wachovia Corp		2,600,000	486
2-Year Interest Rate Swap OTC
Strike @ $4.75 Exp 08/08/06
(Pay 3-Month LIBOR, Receive 4.750%)
Broker: Merrill Lynch & Co Inc		3,300,000	—
2-Year Interest Rate Swap OTC
Strike @ $5.08 Exp 04/19/07
(Pay 3-Month LIBOR, Receive 5.080%)
Broker: The Royal Bank of Scotland Group PLC		5,300,000	7,664
2-Year Interest Rate Swap OTC
Strike @ $5.25 Exp 06/07/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: The Royal Bank of Scotland Group PLC		4,000,000	10,980
2-Year Interest Rate Swap OTC
Strike @ $5.50 Exp 06/30/07
(Pay 3-Month LIBOR, Receive 5.500%)
Broker: The Royal Bank of Scotland Group PLC		5,300,000	25,440
30-Year Interest Rate Swap OTC
Strike @ $5.75 Exp 04/27/09
(Pay 3-Month LIBOR, Receive 5.750%)
Broker: Lehman Brothers Holdings Inc		100,000	5,822

		Number of Contracts

20-Year U.S. Treasury Bond Futures (09/06) CBOT
Strike @ $108.00 Exp 08/25/06
Broker: Merrill Lynch & Co Inc		11	6,531

Total Purchased Call Options
(Cost $99,264)			56,923

		Notional Amount

PURCHASED PUT OPTIONS - 0.01%

30-Year Interest Rate Swap OTC
Strike @ $6.25 Exp 04/27/09
(Receive 3-Month LIBOR, Pay 6.250%)
Broker: Lehman Brothers Holdings Inc		$100,000	4,246

		Number of Contracts

20-Year U.S. Treasury Bond Futures (09/06) CBOT Strike @ $103.00 Exp 08/25/06
Broker: Merrill Lynch & Co Inc		11	2,063
Eurodollar (12/06) Futures CME
Strike @ $91.75 Exp 12/18/06
Broker: Merrill Lynch & Co Inc		13	81
Eurodollar (06/07) Futures CME
Strike @ $91.25 Exp 06/18/07
Broker: Merrill Lynch & Co Inc		142	887

Total Purchased Put Options
(Cost $15,533)			7,277

		Principal Amount

SHORT-TERM INVESTMENTS - 36.28%

Commercial Paper - 15.35%

Barclays U.S. Funding Corp
5.140% due 09/05/06		$2,000,000	1,981,052
Danske Corp
4.955% due 07/20/06		700,000	698,139
5.280% due 07/17/06		1,500,000	1,496,480
DnB NOR ASA (Norway)
4.960% due 07/20/06		2,000,000	1,994,651
HBOS Treasury Services PLC (United Kingdom)
4.985% due 07/28/06		800,000	797,009
5.100% due 08/25/06		500,000	495,951
Societe Generale North America Inc
4.990% due 08/23/06		2,000,000	1,984,397
UBS Finance LLC DE
5.270% due 07/03/06		200,000	199,942
Westpac Trust Securities Ltd
4.960% due 07/20/06		2,000,000	1,994,682

			11,642,303

Foreign Government Issues - 17.57%

Belgium Treasury Bills (Belgium)
2.759% due 09/14/06	EUR	1,630,000	2,073,167
French Treasury Bills (France)
2.540% due 07/13/06		100,000	127,803
2.634% due 07/20/06		800,000	1,021,910
2.786% due 09/28/06		900,000	1,143,318
2.867% due 12/21/06		2,840,000	3,581,648
2.890% due 11/23/06		700,000	885,039
German Treasury Bills (Germany)
2.653% due 08/16/06		890,000	1,134,655
2.704% due 10/18/06		1,350,000	1,712,300
Spain Letras del Tesoro (Spain)
2.890% due 12/22/06		1,300,000	1,639,237

			13,319,077

U.S. Treasury Bills - 0.68%

4.710% due 08/31/06 ‡		$460,000	456,441
4.800% due 09/14/06 ‡		60,000	59,425

			515,866

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Money Market Funds - 2.68%

BlackRock Liquidity Funds Institutional TempCash	1,016,850	$1,016,850
BlackRock Liquidity Funds Institutional TempFund	1,016,850	1,016,850

		2,033,700

Total Short-Term Investments
(Cost $27,297,557)		27,510,946

TOTAL INVESTMENTS - 115.09%
(Cost $88,331,359)		87,277,458

OTHER ASSETS & LIABILITIES, NET - (15.09%)		(11,440,430)

NET ASSETS - 100.00%		$75,837,028

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an aggregate market value of $515,866 were segregated with the broker to cover margin requirements for the following open futures contracts at June 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-Year Notes (09/06)	22	EUR	2,200,000	$(18,853)
Eurodollar (12/06)	12		$12,000,000	(24,900)
Eurodollar (03/07)	94		94,000,000	4,700
Eurodollar (06/07)	52		52,000,000	(22,100)
Eurodollar (09/07)	52		52,000,000	(17,550)
Eurodollar (12/07)	52		52,000,000	(14,300)
Eurodollar (03/08)	52		52,000,000	(12,350)
U.S. Treasury 5-Year Notes (09/06)	54		5,400,000	(36,281)
U.S. Treasury 10-Year Notes (09/06)	52		5,200,000	(35,953)

Short Futures Outstanding

U.S. Treasury 20-Year Bonds (09/06)	12		1,200,000	(3,938)

				$(181,525)

(c) Investments sold short outstanding as of June 30, 2006:

Type	Principal Amount	Value

Fannie Mae
5.000% 07/13/36 #	$300,000	$280,500
U.S. Treasury Notes
4.250% due 08/15/13	500,000	474,532

Total Investments sold short
(Proceeds $762,348)		$755,032

(d) Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	CNY	8,902,105	05/07	$(9,584)
Sell	EUR	1,481,000	07/06	5,821
Sell	EUR	3,719,000	07/06	(41,611)
Sell	EUR	2,799,000	08/06	(61,563)
Sell	EUR	4,402,000	09/06	(80,380)
Buy	GBP	44,000	07/06	306
Buy	JPY	231,858,051	08/06	(25,295)

				$(212,306)

(e) Transactions in written options for the period ended June 30, 2006 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2006	6,600,000	$50,404
Call Options Written	6,600,018	74,557
Put Options Written	18	6,129
Call Options Expired	(3,300,000)	(23,625)
Put Options Expired	(800,000)	(4,564)

Outstanding, June 30, 2006	9,100,036	$102,901

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(f) Premiums received and value of written options outstanding as of June 30, 2006:

Counterparty	Type	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Merrill Lynch & Co Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	08/08/06	$1,400,000	$13,195	$—
Wachovia Corp	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	02/01/07	1,100,000	9,020	560
The Royal Bank of Scotland Group PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.220%	04/19/07	2,300,000	18,173	10,037
The Royal Bank of Scotland Group PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.340%	06/07/07	2,000,000	20,340	13,706
The Royal Bank of Scotland Group PLC	Call - OTC 5-Year Interest Rate Swap	Receive	5.600%	06/30/07	2,300,000	25,415	25,415

			Strike Price		Number of Contracts

Merrill Lynch & Co Inc	Put - CBOT U.S. Treasury 10-Year Futures		$103.00	08/25/06	18	6,129	2,532
Merrill Lynch & Co Inc	Call - CBOT U.S. Treasury 10-Year Futures		106.00	08/25/06	18	10,629	4,781

						$102,901	$57,031

(g) Credit default swaps outstanding as of June 30, 2006:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	$100,000	$140
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	100,000	204
HSBC Holdings PLC	General Motors Acceptance Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	200,000	(3,362)
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	100,000	(202)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	100,000	(148)
Citigroup Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	100,000	(186)
Barclays PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	100,000	(249)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	100,000	(288)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	100,000	(242)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	100,000	(211)
Citigroup Inc	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	100,000	(448)
Barclays PLC	FedEx Corp 7.250% due 10/15/12	Buy	(0.290%)	12/20/08	100,000	(536)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	100,000	(127)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	100,000	(589)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	400,000	23,446
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	(2.260%)	09/20/10	100,000	1,925

						$19,127

(1)

If the fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(h) Interest rate swaps outstanding as of June 30, 2006:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)

Barclays PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/11		$300,000	$(2,602)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/20/11		900,000	(8,040)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	5.000%	12/20/11		4,700,000	(41,988)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/20/13		2,600,000	(30,881)
Barclays PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR	1,000,000	5,254
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		700,000	38,520
Merrill Lynch & Co Inc	6-Month EUR-LIBOR	Receive	4.000%	12/15/14		2,500,000	184,220
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP	200,000	(2,421)
The Goldman Sachs Group Inc	6-Month GBP-LIBOR	Pay	5.000%	09/15/15		300,000	(3,177)
Barclays PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/16		$ 100,000	1,228
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16		200,000	2,473
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16		2,100,000	25,967
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP	1,000,000	32,297
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/35		$1,800,000	(73,023)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	12/20/36		200,000	(1,821)

							$126,006

(i) Forward volatility option with final premium to be determined on a future date outstanding as of June 30, 2006:

Description		Notional Amount	Premium	Unrealized Depreciation

Call & Put - OTC U.S. Dollar Forward Delta Neutral Straddle vs. Euro. Strike and premium determined on 09/25/06 based on implied volatility parameter of 9.175%.	EUR	1,000,000	$ 1,315	$ (2,041)

Counterparty: Morgan Stanley. Exp 09/25/07.

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 1.64%

Consumer Discretionary - 0.15%

CSC Holdings Inc
7.875% due 12/15/07	$100,000	$101,500

Financial Services - 1.14%

Ford Motor Credit Co
5.800% due 01/12/09	500,000	457,042
General Electric Capital Corp
5.340% due 12/12/08 §	100,000	100,089
Rabobank Nederland (Netherlands)
5.088% due 01/15/09 ~ §	100,000	100,044
Travelers Property Casualty Corp
3.750% due 03/15/08	100,000	97,094

		754,269

Integrated Oils - 0.35%

Pemex Project Funding Master Trust
9.250% due 03/30/18	200,000	232,500

Total Corporate Bonds & Notes
(Cost $1,122,350)		1,088,269

MORTGAGE-BACKED SECURITIES - 5.88%

Collateralized Mortgage Obligations - 0.53%

Countrywide Home Loan Mortgage
Pass-Through Trust
5.663% due 06/25/35 ~ “ §	78,819	78,789
GSR Mortgage Loan Trust
4.540% due 09/25/35 “ §	176,330	171,211
Lehman XS Trust
5.403% due 07/25/46 “ §	100,000	100,157

		350,157

Fannie Mae - 5.35%

5.500% due 10/01/35 “	96,777	93,049
5.500% due 07/15/36 # “	3,600,000	3,458,250

		3,551,299

Total Mortgage-Backed Securities
(Cost $3,928,647)		3,901,456

ASSET-BACKED SECURITIES - 0.14%

Freddie Mac Structured Pass-Through Securities
5.603% due 09/25/31 “ §	7,835	7,840
Merrill Lynch Mortgage Investors Inc
5.403% due 01/25/37 “ §	83,098	83,153

Total Asset-Backed Securities
(Cost $90,935)		90,993

U.S. TREASURY OBLIGATIONS - 96.04%

U.S. Treasury Bonds - 0.58%

4.500% due 02/15/36	300,000	269,086
6.625% due 02/15/27	100,000	116,469

		385,555

U.S. Treasury Inflation Protected Securities - 95.31%

0.875% due 04/15/10 ^	4,783,635	4,513,996
1.625% due 01/15/15 ^	3,480,444	3,245,653
1.875% due 07/15/13 ^	1,206,139	1,159,072
1.875% due 07/15/15 ^	6,108,624	5,798,184
1.875% due 07/15/15 # ^	3,120,750	2,955,296
2.000% due 01/15/14 ^	3,651,199	3,525,404
2.000% due 01/15/16 ^	2,942,514	2,810,907
2.000% due 01/15/26 ^	2,739,582	2,509,073
2.375% due 04/15/11 ^	202,922	202,185
2.375% due 01/15/25 ^	6,335,493	6,168,198
3.000% due 07/15/12 ^	3,612,194	3,720,845
3.375% due 01/15/07 # ^	127,690	127,598
3.375% due 04/15/32 ^	283,643	334,920
3.500% due 01/15/11 ^	3,934,106	4,116,216
3.625% due 01/15/08 # ^	5,760,350	5,840,008
3.625% due 04/15/28 ^	1,954,854	2,320,246
3.875% due 01/15/09 ^	1,841,955	1,908,438
3.875% due 04/15/29 ^	7,166,426	8,869,577
4.250% due 01/15/10 ^	2,872,752	3,052,750

		63,178,566

U.S. Treasury Notes - 0.15%

4.500% due 02/28/11	100,000	97,539

Total U.S. Treasury Obligations
(Cost $65,821,040)		63,661,660

MUNICIPAL BONDS - 0.32%

New Hampshire Municipal Bond Bank ‘B’
5.000% due 08/15/13	100,000	106,067
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	100,000	104,636

Total Municipal Bonds
(Cost $195,475)		210,703

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

		Notional Amount	Value

PURCHASED CALL OPTIONS - 0.02%

2-Year Interest Rate Swap OTC Strike @ $5.25 Exp 06/07/07 (Pay 3-Month LIBOR, Receive 5.250%) Broker: The Royal Bank of Scotland Group PLC		$3,000,000	$8,235
2-Year Interest Rate Swap OTC
Strike @ $5.25 Exp 06/07/07
(Pay 3-Month LIBOR, Receive 5.250%)
Broker: Wachovia Corp		1,000,000	2,745

Total Purchased Call Options
(Cost $16,880)			10,980

PURCHASED PUT OPTION - 0.00%

U.S. Dollar vs. Japanese Yen OTC
Strike @ JPY 114.00 Exp. 07/03/06
Broker: Bank of America Corp		900,000	—

Total Purchased Put Option
(Cost $9,450)			—

		Principal Amount

SHORT-TERM INVESTMENTS – 14.13%

Foreign Government Issues - 13.49%

Belgium Treasury Bills (Belgium)
2.723% due 08/17/06	EUR	1,000,000	1,274,696
French Treasury Bills (France)
2.540% due 07/13/06		2,480,000	3,169,507
2.785% due 10/12/06		1,380,000	1,750,969
2.803% due 09/21/06		30,000	38,134
German Treasury Bills (Germany)
2.680% due 08/16/06		50,000	63,745
2.939% due 12/13/06		2,100,000	2,650,148

			8,947,199

U.S. Treasury Bills - 0.17%

4.800% due 09/14/06 ‡		$115,000	113,897

Money Market Funds - 0.47%

BlackRock Liquidity Funds Institutional TempCash		155,164	155,164
BlackRock Liquidity Funds Institutional TempFund		155,164	155,164

			310,328

Total Short-Term Investments
(Cost $9,119,829)			9,371,424

TOTAL INVESTMENTS - 118.17%
(Cost $80,304,606)			78,335,485

OTHER ASSETS & LIABILITIES, NET - (18.17%)			(12,045,915)

NET ASSETS - 100.00%			$66,289,570

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Securities with an aggregate market value of $113,897 were segregated with the broker to cover margin requirements for the following open futures contracts at June 30, 2006:

Long Futures Outstanding	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bund 10-year Notes (09/06)	5	EUR	500,000	($ 4,285)
Eurodollar (12/06)	1		$1,000,000	(2,013)
Eurodollar (03/07)	1		1,000,000	(1,987)
Eurodollar (06/07)	1		1,000,000	(1,862)
Eurodollar (09/07)	1		1,000,000	(1,738)
U.S. Treasury 5-Year Notes (09/06)	65		6,500,000	(43,250)
U.S. Treasury 10-Year Notes (09/06)	14		1,400,000	(8,750)

Short Futures Outstanding

U.S. Treasury 20-Year Bonds (09/06)	40		4,000,000	8,437

				($ 55,448)

(c) Investment sold short outstanding as of June 30, 2006:

Type		Principal Amount		Value

U.S. Treasury Notes
4.250% due 11/15/13 #			$600,000	$567,985

Total Investments sold short
(Proceeds $568,899)				$567,985

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

(d) Forward foreign currency contracts outstanding as of June 30, 2006 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	EUR	1,714,000	07/06	$48,671
Sell	EUR	1,383,000	07/06	(14,159)
Sell	EUR	6,959,000	08/06	(153,060)
Buy	JPY	156,615,000	08/06	(47,498)

				$(166,046)

(e) Transactions in written options for the period ended June 30, 2006 were as follows:

			Number of Contracts	Premium

Outstanding, March 31, 2006			11	$8,011
Call Options Written			3,000,075	31,123
Put Options Written			3,400,075	34,922
Call Options Expired			(3)	(1,584)
Put Options Expired			(8)	(6,427)

Outstanding, June 30, 2006			6,400,150	$66,045

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS PF PIMCO INFLATION MANAGED FUND Schedule of Investments (Continued) June 30, 2006 (Unaudited)

(f) Premiums received and value of written options outstanding as of June 30, 2006:

Counterparty	Type	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate		Expiration Date	Notional Amount	Premium	Value

Barclays PLC	Call - OTC 10-Year Interest Rate Swap	Receive		5.300%	01/02/07	$2,000,000	$10,400	$8,224
Barclays PLC	Put - OTC 10-Year Interest Rate Swap	Pay		5.900%	01/02/07	1,000,000	11,350	10,837
Barclays PLC	Put - OTC 10-Year Interest Rate Swap	Pay		6.100%	01/02/07	1,000,000	6,575	6,369
The Royal Bank of Scotland Group PLC	Call - OTC 5-Year Interest Rate Swap	Receive		5.340%	06/07/07	1,000,000	10,170	6,853

			Strike Price

Bank of America Corp	Put - OTC U.S. Dollar vs. Japanese Yen		JPY	104.00	07/03/06	600,000	1,317	—
Bank of America Corp	Put - OTC U.S. Dollar vs. Japanese Yen			106.50	07/03/06	500,000	3,263	—
Credit Suisse Group	Put - OTC U.S. Dollar vs. Japanese Yen			106.50	07/03/06	300,000	1,958	—

						Number of Contracts

Merrill Lynch & Co Inc	Put - CBOT U.S. Treasury 10-Year Futures			$103.00	08/25/06	75	10,459	10,546
Merrill Lynch & Co Inc	Call - CBOT U.S. Treasury 10-Year Futures			107.00	08/25/06	11	1,042	1,031
Merrill Lynch & Co Inc	Call - CBOT U.S. Treasury 10-Year Futures			108.00	08/25/06	64	9,511	2,000

							$66,045	$45,860

(g) Credit default swap outstanding as of June 30, 2006:

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.350%	06/20/07	$500,000	$7,719
Lehman Brothers Holdings Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.400%	06/20/11	200,000	5,388

						$13,107

(1)

If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(h) Interest rate swaps outstanding as of June 30, 2006:

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Barclays PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/08		$12,300,000	$(10,990)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	5.000%	12/20/08		2,800,000	(2,502)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	12/20/08		600,000	(533)
Barclays PLC	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	(1,684)
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	(131)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/11		$200,000	1,787
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/13		300,000	3,593
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR	500,000	43,114
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	12/20/16		$300,000	3,742
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	12/20/16		4,100,000	50,697
HSBC Holdings PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36	GBP	200,000	21,405

							$108,498

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS PF PACIFIC LIFE MONEY MARKET FUND Schedule of Investments June 30, 2006 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 104.14%

Certificates of Deposit – 7.53%

Norddeutsche Landesbank NY
5.144% due 09/14/06 §	$1,000,000	$999,978
Wells Fargo Bank NA
5.170% due 07/03/06	700,000	700,000

		1,699,978

Commercial Paper - 77.09%

Air Products & Chemicals Inc
5.270% due 07/07/06	800,000	799,297
BMW U.S. Capital LLC
5.160% due 07/06/06	700,000	699,498
BNP Paribas Finance Inc
5.110% due 07/05/06	700,000	699,603
Boston Edison Co
5.300% due 07/07/06	800,000	799,294
Caterpillar Financial Services Corp
5.250% due 07/05/06	800,000	799,533
CBA Finance DE
5.260% due 07/26/06	500,000	498,174
Coca-Cola Enterprises Inc
5.220% due 07/18/06	800,000	798,028
Colgate-Palmolive Co
5.100% due 07/06/06	700,000	699,504
Emerson Electric Co
5.100% due 07/05/06	670,000	669,620
General Electric Capital Corp
5.170% due 07/10/06	700,000	699,095
Honeywell International Inc
5.250% due 07/10/06	400,000	399,475
McCormick & Co Inc
5.160% due 07/05/06	535,000	534,693
National Rural Utilities Cooperative Finance Corp
5.240% due 07/12/06	700,000	698,879
Pitney Bowes Inc
5.200% due 07/07/06	800,000	799,307
Societe General North America Inc
5.280% due 07/03/06	800,000	799,765
Target Corp
5.120% due 07/03/06	700,000	699,801
The Hershey Co
5.180% due 07/13/06	850,000	848,532
The McGraw-Hill Cos Inc
5.220% due 07/18/06	693,000	691,292
The Royal Bank of Scotland Group PLC
(United Kingdom)
5.000% due 07/05/06	1,000,000	999,445
Toyota Motor Credit Corp
5.200% due 07/07/06	700,000	699,393
UBS Finance LLC DE
5.170% due 07/07/06	700,000	699,397
United Technologies Corp
5.280% due 07/07/06	800,000	799,296
Wal-Mart Stores Inc
5.190% due 07/06/06	800,000	799,423
Wm. Wrigley Jr. Co
5.200% due 07/07/06 #	800,000	799,538

		17,429,882

Corporate Notes – 2.21%

American Honda Finance Corp
5.120% due 11/07/06 ~ §	500,000	500,000

U.S. Government Agency Issues - 17.25%

Federal Home Loan Bank
4.750% due 08/18/06	2,000,000	2,000,000
4.750% due 10/20/06 §	250,000	250,000
4.750% due 11/15/06 §	250,000	250,000
4.750% due 03/05/07 §	200,000	200,000
4.750% due 03/06/07 §	200,000	200,000
4.900% due 05/01/07 §	500,000	500,000
5.000% due 05/01/07 §	500,000	500,000

		3,900,000

	Shares

Money Market Fund - 0.06%

BlackRock Liquidity Funds Institutional
TempFund	14,122	14,122

Total Short-Term Investments
(Amortized Cost $23,543,982)		23,543,982

TOTAL INVESTMENTS - 104.14%
(Amortized Cost $23,543,982)		23,543,982

OTHER ASSETS & LIABILITIES, NET - (4.14%)		(934,915)

NET ASSETS - 100.00%		$22,609,067

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the purchase for discounted securities.

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 101.28%

Consumer Discretionary - 16.36%

EchoStar Communications Corp ‘A’ *	12,500	$385,125
Kimberly-Clark Corp	10,400	641,680
Liberty Global Inc ‘A’ *	1,068	22,962
Liberty Global Inc ‘C’ *	3,163	65,063
Liberty Media Holding Corp - Capital ‘A’ *	2,600	217,802
Liberty Media Holding Corp - Interactive ‘A’ *	12,500	215,750
McDonald’s Corp	20,700	695,520
Newell Rubbermaid Inc	17,400	449,442
News Corp ‘B’	50,100	1,011,018
Target Corp	6,700	327,429
The Home Depot Inc	15,200	544,008
Time Warner Inc	37,400	647,020
Wal-Mart Stores Inc	14,800	712,916

		5,935,735

Consumer Staples - 5.81%

Altria Group Inc	17,300	1,270,339
The Kroger Co	38,200	835,052

		2,105,391

Energy - 0.90%

Halliburton Co	4,400	326,524

Financial Services - 31.39%

Aflac Inc	10,100	468,135
American Express Co	15,100	803,622
American International Group Inc	11,100	655,455
Bank of America Corp	15,900	764,790
Capital One Financial Corp	10,700	914,315
Freddie Mac	10,300	587,203
Golden West Financial Corp	9,200	682,640
JPMorgan Chase & Co	20,200	848,400
Loews Corp	21,300	755,085
Marsh & McLennan Cos Inc	17,200	462,508
Merrill Lynch & Co Inc	13,700	952,972
The Bank of New York Co Inc	11,500	370,300
The Chubb Corp	12,280	612,772
The Goldman Sachs Group Inc	4,100	616,763
The St. Paul Travelers Cos Inc	12,800	570,624
Wachovia Corp	7,800	421,824
Wells Fargo & Co	13,400	898,872

		11,386,280

Health Care - 10.71%

Abbott Laboratories	11,900	518,959
Johnson & Johnson	6,200	371,504
Novartis AG ADR (Switzerland)	11,000	593,120
Pfizer Inc	23,100	542,157
Sanofi-Aventis ADR (France)	13,100	637,970
UnitedHealth Group Inc	12,500	559,750
WellPoint Inc *	9,100	662,207

		3,885,667

Integrated Oils - 8.09%

GlobalSantaFe Corp (Cayman)	10,300	594,825
Marathon Oil Corp	4,900	408,170
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	5,900	395,182
Suncor Energy Inc (Canada)	5,800	469,858
Total SA ADR (France)	16,300	1,067,976

		2,936,011

Materials & Processing - 5.16%

Air Products & Chemicals Inc	5,900	377,128
Avery Dennison Corp	8,000	464,480
E.I. du Pont de Nemours & Co	15,300	636,480
Masco Corp	13,300	394,212

		1,872,300

Multi-Industry - 1.93%

Textron Inc	7,600	700,568

Producer Durables - 4.94%

Parker-Hannifin Corp	4,940	383,344
The Boeing Co	9,200	753,572
United Technologies Corp	10,300	653,226

		1,790,142

Technology - 4.75%

International Business Machines Corp	5,100	391,782
Microsoft Corp	14,600	340,180
Nokia OYJ ADR (Finland)	29,600	599,696
Raytheon Co	8,800	392,216

		1,723,874

Utilities - 11.24%

Alltel Corp	12,300	785,109
AT&T Inc	28,447	793,387
Embarq Corp *	9,675	396,578
Sempra Energy	20,600	936,888
SES GLOBAL SA FDR (Luxembourg)	9,300	132,631
Sprint Nextel Corp	51,601	1,031,504

		4,076,097

Total Common Stocks
(Cost $31,320,953)		36,738,589

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.82%

Money Market Fund - 4.82%

BlackRock Liquidity Funds Institutional TempFund	1,749,299	$1,749,299

Total Short-Term Investment
(Cost $1,749,299)		1,749,299

TOTAL INVESTMENTS - 106.10%
(Cost $33,070,252)		38,487,888

OTHER ASSETS & LIABILITIES, NET - (6.10%)		(2,213,602)

NET ASSETS - 100.00%		$36,274,286

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.08%

Autos & Transportation - 0.54%

Southwest Airlines Co	22,400	$366,688

Consumer Discretionary - 13.60%
CBS Corp ‘B’	6,350	171,767
Clear Channel Communications Inc	49,300	1,525,835
Federated Department Stores Inc	7,868	287,969
Gannett Co Inc	4,800	268,464
Kimberly-Clark Corp	19,400	1,196,980
Liberty Media Holding Corp - Capital ‘A’ *	5,075	425,133
Liberty Media Holding Corp - Interactive ‘A’ *	25,275	436,247
News Corp ‘B’	25,700	518,626
The Walt Disney Co	37,700	1,131,000
Time Warner Inc	64,300	1,112,390
Viacom Inc ‘B’ *	20,750	743,680
Wal-Mart Stores Inc	28,200	1,358,394

		9,176,485

Consumer Staples - 7.12%

Altria Group Inc	16,100	1,182,223
Anheuser-Busch Cos Inc	8,390	382,500
Cadbury Schweppes PLC ADR (United Kingdom)	800	31,056
Kraft Foods Inc ‘A’	27,900	862,110
The Coca-Cola Co	24,700	1,062,594
Unilever NV ‘NY’ (Netherlands)	57,100	1,287,605

		4,808,088

Financial Services - 26.41%

Aflac Inc	5,600	259,560
Ambac Financial Group Inc	3,000	243,300
American International Group Inc	8,700	513,735
Bank of America Corp	48,700	2,342,470
Barclays PLC ADR (United Kingdom)	2,400	109,872
Berkshire Hathaway Inc ‘B’ *	5	15,215
Citigroup Inc	47,200	2,276,928
Fannie Mae	5,500	264,550
First Data Corp	7,900	355,816
Freddie Mac	44,800	2,554,048
Genworth Financial Inc ‘A’	6,700	233,428
JPMorgan Chase & Co	16,100	676,200
Merrill Lynch & Co Inc	8,700	605,172
MetLife Inc	8,000	409,680
SunTrust Banks Inc	3,500	266,910
The Bank of New York Co Inc	21,400	689,080
The Chubb Corp	21,380	1,066,862
The Hartford Financial Services Group Inc	600	50,760
The PNC Financial Services Group Inc	11,200	785,904
The St. Paul Travelers Cos Inc	12,686	565,542
Torchmark Corp	6,700	406,824
U.S. Bancorp	8,000	247,040
Wachovia Corp	22,656	1,225,236
Wells Fargo & Co	24,700	1,656,876

		17,821,008

Health Care - 17.64%

Abbott Laboratories	16,400	715,204
Boston Scientific Corp *	26,500	446,260
Bristol-Myers Squibb Co	92,300	2,386,878
Cardinal Health Inc	8,300	533,939
Eli Lilly & Co	2,600	143,702
GlaxoSmithKline PLC ADR (United Kingdom)	50,800	2,834,640
Pfizer Inc	44,000	1,032,680
Roche Holding AG ADR (Switzerland)	12,900	1,064,119
Sanofi-Aventis ADR (France)	15,600	759,720
Schering-Plough Corp	52,300	995,269
Wyeth	22,320	991,231

		11,903,642

Integrated Oils - 0.87%

Total SA ADR (France)	9,000	589,680

Materials & Processing - 9.76%

Alcoa Inc	56,200	1,818,632
E.I. du Pont de Nemours & Co	36,200	1,505,920
International Paper Co	80,358	2,595,563
Rohm & Haas Co	9,200	461,104
The Dow Chemical Co	5,200	202,956

		6,584,175

Multi-Industry - 0.52%

General Electric Co	10,700	352,672

Producer Durables - 0.51%

Cognex Corp	1,700	44,251
Credence Systems Corp *	3,800	13,300
KLA-Tencor Corp	6,700	278,519
Novellus Systems Inc *	400	9,880

		345,950

Technology - 4.49%

Accenture Ltd ‘A’ (Bermuda)	2,500	70,800
Affiliated Computer Services Inc ‘A’ *	3,621	186,880
Cisco Systems Inc *	19,500	380,835
Dell Inc *	25,700	627,337
Flextronics International Ltd * (Singapore)	3,900	41,418
Hewlett-Packard Co	6,400	202,752
Intel Corp	40,800	773,160
International Business Machines Corp	2,900	222,778
McAfee Inc *	6,800	165,036
Microsoft Corp	11,800	274,940
Nokia OYJ ADR (Finland)	2,400	48,624
Telefonaktiebolaget LM Ericsson ADR (Sweden)	1,100	36,344

		3,030,904

Utilities - 13.62%

American Electric Power Co Inc	11,100	380,175
AT&T Inc	110,500	3,081,845
Comcast Corp ‘A’ *	35,900	1,175,366
Embarq Corp *	3,185	130,553
FirstEnergy Corp	4,900	265,629
FPL Group Inc	1,800	74,484
Sprint Nextel Corp	73,300	1,465,267
Verizon Communications Inc	78,200	2,618,918

		9,192,237

Total Common Stocks
(Cost $60,886,812)		64,171,529

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 6.74%

U.S. Government Agency Issue - 6.44%

Federal Home Loan Bank
4.950% due 07/03/06	$4,350,000	$4,348,804

	Shares

Money Market Funds - 0.30%

BlackRock Liquidity Funds Institutional TempCash	101,964	101,964
BlackRock Liquidity Funds Institutional TempFund	101,964	101,964

		203,928

Total Short-Term Investments
(Cost $4,552,732)		4,552,732

TOTAL INVESTMENTS - 101.82%
(Cost $65,439,544)		68,724,261

OTHER ASSETS & LIABILITIES, NET - (1.82%)		(1,230,166)

NET ASSETS - 100.00%		$67,494,095

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 103.38%

Autos & Transportation - 7.19%

C.H. Robinson Worldwide Inc	25,250	$1,345,825
Expeditors International of Washington Inc	29,000	1,624,290

		2,970,115

Consumer Discretionary - 47.01%

Abercrombie & Fitch Co ‘A’	15,000	831,450
Activision Inc *	71,410	812,646
Amazon.com Inc *	32,000	1,237,760
Apollo Group Inc ‘A’ *	16,600	857,722
AutoZone Inc *	6,583	580,621
Choice Hotels International Inc	12,950	784,770
ChoicePoint Inc *	18,861	787,824
Coach Inc *	28,379	848,532
Expedia Inc *	26,100	390,717
Getty Images Inc *	17,751	1,127,366
Grupo Televisa SA ADR (Mexico)	43,892	847,554
InterContinental Hotels Group PLC ADR (United Kingdom)	43,982	774,083
International Game Technology	18,175	689,559
Iron Mountain Inc *	29,052	1,085,964
ITT Educational Services Inc *	9,836	647,307
Lamar Advertising Co ‘A’ *	11,585	623,968
Monster Worldwide Inc *	31,243	1,332,826
NetEase.com Inc ADR * (Cayman)	18,600	415,338
Station Casinos Inc	16,675	1,135,234
The Corporate Executive Board Co	18,083	1,811,917
Weight Watchers International Inc	8,900	363,921
Wendy’s International Inc	13,475	785,458
Wynn Resorts Ltd *	9,000	659,700

		19,432,237

Consumer Staples - 2.22%

Loews Corp - Carolina Group	17,870	917,982

Energy - 1.85%

Southwestern Energy Co *	24,580	765,913

Financial Services - 10.17%

Brookfield Asset Management Inc ‘A’ (Canada)	22,698	921,993
Brown & Brown Inc	13,900	406,158
Calamos Asset Management Inc ‘A’	29,988	869,352
CB Richard Ellis Group Inc ‘A’ *	25,200	627,480
Chicago Mercantile Exchange Holdings Inc	1,525	749,004
Janus Capital Group Inc	19,700	352,630
Leucadia National Corp	9,486	276,896

		4,203,513

Health Care - 8.03%

Dade Behring Holdings Inc	24,350	1,013,934
Gen-Probe Inc *	16,195	874,206
Stericycle Inc *	15,873	1,033,332
Techne Corp *	7,825	398,449

		3,319,921

Integrated Oils - 6.09%

Ultra Petroleum Corp * (Canada)	42,480	2,517,790

Materials & Processing - 3.20%

Florida Rock Industries Inc	11,575	574,930
MeadWestvaco Corp	15,157	423,335
The St. Joe Co	7,008	326,153

		1,324,418

Producer Durables - 8.02%

Crown Castle International Corp *	33,492	1,156,814
Desarrolladora Homex SA de CV ADR * (Mexico)	17,620	578,112
M.D.C. Holdings Inc	7,100	368,703
NVR Inc *	855	420,019
Pentair Inc	23,100	789,789

		3,313,437

Technology - 5.03%

Akamai Technologies Inc *	28,288	1,023,743
Red Hat Inc *	26,500	620,100
Tessera Technologies Inc *	15,800	434,500

		2,078,343

Utilities - 4.57%

NII Holdings Inc *	25,340	1,428,669
Questar Corp	5,725	460,805

		1,889,474

Total Common Stocks
(Cost $34,604,162)		42,733,143

	Principal Amount

SHORT-TERM INVESTMENTS - 3.74%

U.S. Government Agency Issue - 3.63%

Federal Home Loan Bank
4.950% due 07/03/06	$1,500,000	1,499,587

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2006 (Unaudited)

	Shares	Value

Money Market Fund - 0.11%

BlackRock Liquidity Funds Institutional TempCash	48,088	$48,088

Total Short-Term Investments
(Cost $1,547,675)		1,547,675

TOTAL INVESTMENTS - 107.12%
(Cost $36,151,837)		44,280,818

OTHER ASSETS & LIABILITIES, NET - (7.12%)		(2,943,353)

NET ASSETS - 100.00%		$41,337,465

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
PF VAN KAMPEN REAL ESTATE FUND
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.43%

Consumer Discretionary - 10.32%

Four Seasons Hotels Inc (Canada)	1,580	$97,075
Hilton Hotels Corp	31,750	897,890
Morgans Hotel Group Co *	14,330	222,975
Starwood Hotels & Resorts Worldwide Inc	23,435	1,414,068

		2,632,008

Financial Services - 82.74%

Acadia Realty Trust REIT	5,580	131,967
AMB Property Corp REIT	9,445	477,445
American Campus Communities Inc REIT	2,500	62,125
Archstone-Smith Trust REIT	16,445	836,557
AvalonBay Communities Inc REIT	10,115	1,118,921
Boston Properties Inc REIT	16,055	1,451,372
Brandywine Realty Trust REIT	19,198	617,600
BRE Properties Inc ‘A’ REIT	6,660	366,300
Brookfield Properties Corp (Canada)	34,842	1,120,867
Cedar Shopping Centers Inc REIT	1,900	27,968
CentraCore Properties Trust REIT	5,765	142,684
Cogdell Spencer Inc REIT	1,850	36,093
Equity Lifestyle Properties Inc REIT	7,180	314,699
Equity Office Properties Trust REIT	31,695	1,157,184
Equity Residential REIT	28,096	1,256,734
Essex Property Trust Inc REIT	5,578	622,839
Federal Realty Investment Trust REIT	10,970	767,900
General Growth Properties Inc REIT	6,751	304,200
Health Care Property Investors Inc REIT	8,240	220,338
Heritage Property Investment Trust Inc REIT	265	9,254
Hersha Hospitality Trust REIT	2,731	25,371
Host Hotels & Resorts Inc REIT	52,400	1,145,988
Legacy Hotels REIT (Canada)	24,300	185,652
Liberty Property Trust REIT	3,895	172,159
Mack-Cali Realty Corp REIT	12,681	582,312
Pan Pacific Retail Properties Inc REIT	1,205	83,591
Parkway Properties Inc REIT	3,080	140,140
Plum Creek Timber Co Inc REIT	2,420	85,910
Post Properties Inc REIT	10,095	457,707
ProLogis REIT	8,742	455,633
PS Business Parks Inc REIT	2,100	123,900
Public Storage Inc REIT	10,836	822,452
Ramco-Gershenson Properties Trust REIT	800	21,544
Reckson Associates Realty Corp REIT	1,510	62,484
Regency Centers Corp REIT	11,775	731,816
Republic Property Trust REIT	5,910	58,391
Senior Housing Properties Trust REIT	13,740	246,083
Shurgard Storage Centers Inc ‘A’ REIT	6,615	413,438
Simon Property Group Inc REIT	26,725	2,216,572
SL Green Realty Corp REIT	2,900	317,463
Taubman Centers Inc REIT	3,995	163,396
The Macerich Co REIT	9,585	672,867
Trizec Properties Inc REIT	525	15,036
United Dominion Realty Trust Inc REIT	1,510	42,295
Universal Health Realty Income Trust REIT	3,000	94,050
Vornado Realty Trust REIT	7,295	711,627
Windrose Medical Properties Trust REIT	1,430	20,878

		21,111,802

Health Care - 1.10%

Sunrise Senior Living REIT (Canada)	23,630	217,869
Tenet Healthcare Corp *	9,000	62,820

		280,689

Materials & Processing - 1.27%

Brookfield Homes Corp	836	27,546
Forest City Enterprises Inc ‘A’	5,965	297,713

		325,259

Total Common Stocks
(Cost $19,308,404)		24,349,758

SHORT-TERM INVESTMENT - 1.35%

Money Market Fund - 1.35%

BlackRock Liquidity Funds Institutional TempFund	344,804	344,804

Total Short-Term Investment
(Cost $344,804)		344,804

TOTAL INVESTMENTS - 96.78%
(Cost $19,653,208)		24,694,562

OTHER ASSETS & LIABILITIES, NET - 3.22%		822,356

NET ASSETS - 100.00%		$25,516,918

Note to Schedule of Investments

(a) As of June 30, 2006, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	26.46%
Retail	20.11%
Residential	18.78%
Lodging	15.63%
Diversified	5.75%
Self-Storage	4.84%
Health Care/Assisted Living	3.52%
Land	0.34%

95.43%
Short-Term	1.35%
Other Assets & Liabilities, Net	3.22%

100.00%

See explanation of symbols and terms, if any, on page 43

PACIFIC FUNDS
Explanation of Symbols and Terms
Schedules of Investments
June 30, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Pacific Funds’ Board of Trustees.

~

Securities are not registered under the Securities Act of 1933(1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed-delivery basis.

‡	Securities were fully/partially segregated with the custodian / broker to cover margin requirements for open futures contracts as of June 30, 2006.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities.

±	Securities are grouped by coupon rate and represent a range of maturities.

l	Total shares owned by the fund as of June 30, 2006 were less than one share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CHF	Swiss Franc

CNY	Chinese Renminbi

EUR	Eurodollar

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CME	Chicago Mercantile Exchange

CPI	Consumer Price Index

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

HSI	Hong Kong Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

NYSE	New York Stock Exchange

OTC	Over the Counter

REIT	Real Estate Investment Trust

TSE	Toronto Stock Exchange

PACIFIC FUNDS
FEDERAL INCOME TAX INFORMATION
June 30, 2006 (Unaudited)

          The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of June 30, 2006, are presented in the table below:

Funds	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PF Portfolio Optimization Model A	$23,685,031	$282,139	$(417,686)	$(135,547)
PF Portfolio Optimization Model B	62,328,415	2,072,197	(1,074,690)	997,507
PF Portfolio Optimization Model C	220,038,766	11,587,928	(3,470,080)	8,117,848
PF Portfolio Optimization Model D	226,190,322	13,501,409	(2,700,097)	10,801,312
PF Portfolio Optimization Model E	83,480,858	6,270,939	(48,803)	6,222,136
PF AllianceBerstein International Value	58,736,872	4,079,105	(3,107,806)	971,299
PF Goldman Sachs Short Duration Bond	48,772,268	12,192	(369,380)	(357,188)
PF Janus Growth LT	44,239,459	5,467,299	(1,463,139)	4,004,160
PF Lazard Mid-Cap Value	25,414,360	1,584,468	(637,820)	946,648
PF Loomis Sayles Large-Cap Growth	20,883,621	907,934	(653,974)	253,960
PF MFS International Large-Cap	48,858,993	9,835,764	(1,147,307)	8,688,457
PF NB Fasciano Small Equity	21,754,886	2,746,075	(1,503,664)	1,242,411
PF Oppenheimer Main Street Core	55,652,101	2,784,061	(1,471,450)	1,312,611
PF Oppenheimer Emerging Markets	34,400,260	2,833,739	(2,082,446)	751,293
PF PIMCO Managed Bond	88,367,364	363,426	(1,453,332)	(1,089,906)
PF PIMCO Inflation Managed	81,057,937	303,483	(3,025,935)	(2,722,452)
PF Pacific Life Money Market	23,543,982	—	—	—
PF Salomon Brothers Large-Cap Value	33,360,699	5,487,320	(360,131)	5,127,189
PF Van Kampen Comstock	65,567,735	4,427,570	(1,271,044)	3,156,526
PF Van Kampen Mid-Cap Growth	36,262,977	9,612,353	(1,594,512)	8,017,841
PF Van Kampen Real Estate	19,659,234	5,139,879	(104,551)	5,035,328

Item 2.	Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Exhibit 99.CERT-- Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds

By:	/s/ JAMES T. MORRIS —————————————— James T. Morris President

Date:	August 28, 2006 ——————————————

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON —————————————— Thomas C. Sutton Chief Executive Officer

Date:	August 28, 2006 ——————————————

By:	/s/ JAMES T. MORRIS —————————————— James T. Morris President

Date:	August 28, 2006 ——————————————

By:	/s/ BRIAN D. KLEMENS —————————————— Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	August 28, 2006 ——————————————